UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09903
BNY Mellon Funds Trust
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/26
ITEM 1 - Reports to Stockholders
BNY Mellon Asset Allocation Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MPBLX
This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$27	0.53%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$463	527	19.87%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Investment Companies
39.8%
Technology
13.7%
Government
9.2%
Financial
8.0%
Communications
7.4%
Consumer, Non-cyclical
7.3%
Consumer, Cyclical
4.1%
Industrial
3.9%
Mortgage Securities
2.9%
Energy
1.9%
Utilities
1.0%
Net Other Assets and Liabilities
0.8%

Allocation of Holdings (Based on Net Assets)

Equity Securities - Common Stocks
43.2%
Investment Companies
39.8%
U.S. Treasury Securities
9.1%
Corporate Bonds and Notes
4.9%
U.S. Government Agencies Mortgage-Backed
2.8%
Foreign Governmental
0.1%
U.S. Government Agencies Collateralized Municipal-Backed
0.1%
Rights
0.0%*
Net Other Assets and Liabilities
-0.0%*

* Amount represents less than .1%.

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0967SA0226

BNY Mellon Asset Allocation Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MIBLX
This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$40	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$463	527	19.87%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0974SA0226

BNY Mellon Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MPBFX
This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$30	0.59%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,205	190	30.95%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Government
43.0%
Mortgage Securities
24.8%
Financial
14.6%
Consumer, Non-cyclical
4.3%
Communications
2.7%
Energy
2.3%
Utilities
2.2%
Technology
2.1%
Industrial
1.8%
Consumer, Cyclical
1.4%
Net Other Assets and Liabilities
0.8%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
41.9%
Corporate Bonds and Notes
31.9%
U.S. Government Agencies Mortgage-Backed
23.6%
Commercial Mortgage-Backed
0.9%
Foreign Governmental
0.8%
Asset-Backed Securities
0.4%
U.S. Government Agencies Collateralized Municipal-Backed
0.3%
Municipal Securities
0.2%
Investment Companies
0.2%
Futures
-0.0%*
Net Other Assets and Liabilities
-0.2%

* Amount represents less than .1%.

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0961SA0226

BNY Mellon Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MIBDX
This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$42	0.84%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,205	190	30.95%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0968SA0226

BNY Mellon Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MEMKX
This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$66	1.20%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$201	70	42.38%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Taiwan 18.6%
China 17.6%
South Korea 13.1%
India 11.7%
Brazil 6.4%
Hong Kong 5.7%
Mexico 3.9%
United States 3.6%
Chile 2.2%
Netherlands 2.0%
France 1.9%
Sweden 1.5%
Ireland 1.4%
Turkey 1.4%
Indonesia 1.3%
Australia 1.3%
Singapore 1.3%
Peru 1.2%
South Africa 1.2%
Net Other Assets and Liabilities 2.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0960SA0226

BNY Mellon Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MIEGX
This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$80	1.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$201	70	42.38%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0908SA0226

BNY Mellon International Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MPITX
This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$49	0.89%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$249	70	69.36%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United Kingdom
24.7%
Japan
22.8%
France
10.8%
Germany
10.7%
Netherlands
6.8%
Spain
5.8%
Switzerland
4.5%
Italy
3.2%
Hong Kong
2.6%
Bermuda
1.5%
Ireland
1.2%
United States
1.0%
Net Other Assets and Liabilities
4.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0959SA0226

BNY Mellon International Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MIINX
This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$63	1.14%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$249	70	69.36%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0907SA0226

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MMBMX
This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$33	0.65%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	98	21.95%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Education
21.8%
Medical
16.7%
General Obligation
16.3%
School District
7.3%
Housing
7.3%
Airport
5.1%
Development
4.4%
Water & Sewer
3.0%
Student Loan
2.1%
Net Other Assets and Liabilities
16.0%

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0912SA0226

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MMBIX
This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	98	21.95%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0911SA0226

BNY Mellon Mid Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MPMCX
This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$50	0.98%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$138	574	30.63%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
22.7%
Information Technology
14.0%
Consumer Discretionary
12.2%
Financials
11.6%
Health Care
11.5%
Real Estate
4.9%
Materials
4.9%
Energy
4.6%
Consumer Staples
4.4%
Investment Companies
4.3%
Utilities
3.9%
Communication Services
1.8%
Net Other Assets and Liabilities
-0.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0957SA0226

BNY Mellon Mid Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MIMSX
This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$63	1.23%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$138	574	30.63%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0905SA0226

BNY Mellon Small Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class M – MPSSX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	1.12%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$140	150	64.49%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
23.9%
Health Care
15.2%
Consumer Discretionary
14.7%
Financials
12.8%
Information Technology
12.6%
Real Estate
4.7%
Energy
4.3%
Consumer Staples
3.5%
Materials
3.4%
Investment Companies
2.7%
Utilities
1.8%
Communication Services
1.6%
Net Other Assets and Liabilities
-1.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0958SA0226

BNY Mellon Small Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Investor Shares – MISCX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$72	1.37%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$140	150	64.49%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0906SA0226

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon Mid Cap Multi-Strategy Fund	MPMCX	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
February 28, 2026 (Unaudited)

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5%
Automobiles & Components — .7%
BorgWarner, Inc.	1,515	87,219
Ford Motor Co.	10,805	152,242
Gentex Corp.	8,209	192,091
Patrick Industries, Inc.	3,412	422,371
QuantumScape Corp.(a),(b)	3,455	23,909
Rivian Automotive, Inc., Cl. A(a),(b)	3,425	52,505
Thor Industries, Inc.	636	61,139
		991,476
Banks — 2.2%
Columbia Banking System, Inc.	8,479	241,227
East West Bancorp, Inc.	3,073	336,340
Fifth Third Bancorp	6,203	306,862
First Horizon Corp.	16,172	384,732
FNB Corp.	10,020	170,240
Huntington Bancshares, Inc.	19,351	325,097
M&T Bank Corp.	151	32,764
Pinnacle Financial Partners, Inc.	1,113	101,016
Popular, Inc.	1,625	219,960
Regions Financial Corp.	6,460	179,782
SouthState Bank Corp.	3,881	382,938
Webster Financial Corp.	1,597	115,192
Wintrust Financial Corp.	830	119,570
Zions Bancorp NA	2,720	155,801
		3,071,521
Capital Goods — 16.3%
3M Co.	754	124,651
Advanced Drainage Systems, Inc.	3,528	604,488
AECOM	943	92,395
AeroVironment, Inc.(a)	1,719	433,618
Allegion PLC	2,219	357,592
Allison Transmission Holdings, Inc.	1,187	148,731
AMETEK, Inc.	3,980	952,096
API Group Corp.(a)	5,412	240,618
Axon Enterprise, Inc.(a)	1,860	1,008,864
Builders FirstSource, Inc.(a)	951	99,180
BWX Technologies, Inc.	400	82,392
Carlisle Companies, Inc.	943	372,268
Carrier Global Corp.	4,610	296,884
Comfort Systems USA, Inc.	195	278,727
Cummins, Inc.	594	346,819
Curtiss-Wright Corp.	1,104	773,164
DNOW, Inc.(a)	645	7,598
Donaldson Co., Inc.	1,215	112,703
Dover Corp.	2,131	480,540
Everus Construction Group, Inc.(a)	354	42,788
Fastenal Co.	6,185	284,757

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Capital Goods — 16.3% (continued)
Ferguson Enterprises, Inc.	620	161,671
Flowserve Corp.	10,771	953,449
Fortune Brands Innovations, Inc.	15,640	849,878
FTAI Aviation Ltd.	438	133,940
Gates Industrial Corp. PLC(a)	10,313	284,329
Generac Holdings, Inc.(a)	1,396	314,617
HEICO Corp., Cl. A	4,139	993,815
Hexcel Corp.(b)	670	62,102
Howmet Aerospace, Inc.	2,572	675,227
Hubbell, Inc.	1,228	628,282
Huntington Ingalls Industries, Inc.	248	110,241
IDEX Corp.	3,255	681,825
Ingersoll Rand, Inc.	7,083	666,794
ITT, Inc.	395	79,952
Karman Holdings, Inc.(a)	6,547	576,856
L3Harris Technologies, Inc.	1,396	508,898
Lincoln Electric Holdings, Inc.	1,007	289,059
Masco Corp.	9,928	711,043
MasTec, Inc.(a)	182	54,240
Masterbrand, Inc.(a)	3,909	39,559
MSC Industrial Direct Co., Inc., Cl. A	1,002	94,028
Nordson Corp.	574	168,435
nVent Electric PLC	1,060	125,462
Owens Corning	960	117,187
Parker-Hannifin Corp.	95	95,872
Quanta Services, Inc.	1,196	673,444
QXO, Inc.(a),(b)	3,131	74,987
Regal Rexnord Corp.	3,300	729,234
Resideo Technologies, Inc.(a)	2,378	92,029
Rocket Lab Corp.(a)	1,640	113,324
Rockwell Automation, Inc.	535	217,986
Sensata Technologies Holding PLC	225	8,401
Snap-on, Inc.	513	197,618
Textron, Inc.	3,537	348,925
The Timken Company	7,626	826,506
UFP Industries, Inc.	1,053	108,364
United Rentals, Inc.	346	290,640
Valmont Industries, Inc.	47	21,617
Vertiv Holdings Co., Cl. A	1,655	421,843
W.W. Grainger, Inc.	246	281,604
Watsco, Inc.(b)	1,254	523,332
Watts Water Technologies, Inc., Cl. A	456	149,905
WESCO International, Inc.	1,275	369,112
Westinghouse Air Brake Technologies Corp.	1,142	301,431
Xylem, Inc.	1,586	205,482
		22,473,418
Commercial & Professional Services — 3.8%
Amentum Holdings, Inc.(a),(b)	1,345	40,175
Booz Allen Hamilton Holding Corp.(b)	217	17,106
Broadridge Financial Solutions, Inc.	3,306	614,486

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Commercial & Professional Services — 3.8% (continued)
CACI International, Inc., Cl. A(a)	775	472,882
Clean Harbors, Inc.(a)	1,189	348,615
Copart, Inc.(a)	14,141	538,631
Equifax, Inc.	736	153,795
Jacobs Solutions, Inc.	678	93,469
Leidos Holdings, Inc.	1,075	188,232
Paychex, Inc.	2,435	228,038
RB Global, Inc.	2,670	269,563
Rollins, Inc.	13,507	822,441
SS&C Technologies Holdings, Inc.	2,960	222,858
Tetra Tech, Inc.	7,919	283,817
TriNet Group, Inc.	51	1,942
UL Solutions, Inc., Cl. A	2,883	242,086
Veralto Corp.	250	24,358
Verisk Analytics, Inc.	3,357	696,812
		5,259,306
Consumer Discretionary Distribution & Retail — 5.1%
AutoZone, Inc.(a)	81	304,202
Bath & Body Works, Inc.	2,145	48,820
Best Buy Co., Inc.	1,717	106,402
Burlington Stores, Inc.(a)	3,896	1,195,566
CarMax, Inc.(a)	835	36,047
Carvana Co.(a)	1,225	409,346
Coupang, Inc.(a)	3,330	63,536
eBay, Inc.	4,110	373,435
Etsy, Inc.(a),(b)	598	32,818
Five Below, Inc.(a)	200	44,706
Genuine Parts Co.	686	81,812
Lithia Motors, Inc.	152	42,496
LKQ Corp.	3,648	120,785
Macy’s, Inc.	3,280	64,878
Murphy USA, Inc.	187	73,068
Ollie’s Bargain Outlet Holdings, Inc.(a)	530	56,763
O’Reilly Automotive, Inc.(a)	9,679	908,665
Pool Corp.	2,161	490,936
RH(a)	1,421	235,474
Ross Stores, Inc.	2,315	476,057
The Gap, Inc.	10,372	290,831
Tractor Supply Co.	3,759	194,867
Ulta Beauty, Inc.(a)	692	473,875
Valvoline, Inc.(a),(b)	5,700	215,460
Warby Parker, Inc., Cl. A(a)	13,412	335,434
Wayfair, Inc., Cl. A(a),(b)	620	47,325
Williams-Sonoma, Inc.(b)	1,565	321,842
		7,045,446
Consumer Durables & Apparel — 3.2%
Amer Sports, Inc.(a)	10,083	382,952
Brunswick Corp.	6,102	485,841
Cavco Industries, Inc.(a)	147	84,857
D.R. Horton, Inc.	2,585	414,608

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Consumer Durables & Apparel — 3.2% (continued)
Deckers Outdoor Corp.(a)	3,059	358,729
Garmin Ltd.	752	190,128
Hasbro, Inc.	4,132	411,506
Lululemon Athletica, Inc.(a)	1,030	190,725
NVR, Inc.(a)	52	390,925
On Holding AG, Cl. A(a),(b)	176	8,181
PulteGroup, Inc.	1,729	237,219
PVH Corp.	178	12,211
Ralph Lauren Corp.	407	147,578
Somnigroup International, Inc.	2,293	205,246
Tapestry, Inc.	1,215	188,896
Toll Brothers, Inc.	1,161	182,556
TopBuild Corp.(a)	449	201,287
VF Corp.(b)	3,140	60,979
YETI Holdings, Inc.(a)	6,795	297,009
		4,451,433
Consumer Services — 3.2%
Aramark	4,982	208,497
Black Rock Coffee Bar, Inc., Cl. A(a)	9,891	131,946
Boyd Gaming Corp.	1,629	135,582
Caesars Entertainment, Inc.(a)	1,300	32,565
Carnival Corp.	5,280	166,584
Cava Group, Inc.(a),(b)	289	23,834
Churchill Downs, Inc.	713	65,546
Darden Restaurants, Inc.	1,169	249,991
Domino’s Pizza, Inc.	106	42,666
DraftKings, Inc., Cl. A(a)	2,460	58,646
Dutch Bros, Inc., Cl. A(a)	590	31,630
Expedia Group, Inc.	1,898	409,380
Frontdoor, Inc.(a)	2,488	170,602
H&R Block, Inc.	1,765	54,044
Hilton Worldwide Holdings, Inc.	1,262	393,466
Hyatt Hotels Corp., Cl. A(b)	641	103,521
Las Vegas Sands Corp.	5,158	292,562
Liberty Live Holdings, Inc., Cl. C(a)	701	69,855
Marriott International, Inc., Cl. A	225	76,889
MGM Resorts International(a),(b)	2,230	82,198
Norwegian Cruise Line Holdings Ltd.(a)	2,770	68,668
Royal Caribbean Cruises Ltd.	1,183	367,866
Service Corp. International	1,295	109,013
Travel + Leisure Co.	850	62,645
Wingstop, Inc.(b)	2,136	554,313
Wyndham Hotels & Resorts, Inc.(b)	2,592	212,025
Wynn Resorts Ltd.(b)	390	42,194
Yum! Brands, Inc.	879	147,813
		4,364,541
Consumer Staples Distribution & Retail — 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	175	17,288
Casey’s General Stores, Inc.	1,244	852,874
Dollar General Corp.	865	135,148

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Consumer Staples Distribution & Retail — 1.5% (continued)
Dollar Tree, Inc.(a)	787	99,540
Maplebear, Inc.(a),(b)	706	26,482
Sysco Corp.	2,824	257,436
The Kroger Company	3,700	252,488
US Foods Holding Corp.(a)	5,038	486,721
		2,127,977
Energy — 4.6%
Antero Resources Corp.(a)	8,776	323,045
APA Corp.(b)	3,565	108,269
Baker Hughes Co.	5,635	367,740
Cheniere Energy, Inc.	1,399	329,786
Chord Energy Corp.(b)	488	52,885
Devon Energy Corp.	5,053	219,957
Diamondback Energy, Inc.	4,882	849,859
DT Midstream, Inc.	1,055	146,476
EQT Corp.	6,001	368,581
Expand Energy Corp.	300	32,376
Halliburton Co.	4,355	156,780
Kinder Morgan, Inc.	4,560	151,711
Marathon Petroleum Corp.	1,865	369,662
ONEOK, Inc.	4,365	361,291
Permian Resources Corp., Cl. A	10,695	195,612
Phillips 66	2,337	360,669
Range Resources Corp.	4,486	185,182
Targa Resources Corp.	1,429	336,958
TechnipFMC PLC	5,002	331,683
Texas Pacific Land Corp.	198	103,809
Valero Energy Corp.	2,909	595,298
Weatherford International PLC	3,772	397,795
		6,345,424
Equity Real Estate Investment Trusts — 4.4%
Alexandria Real Estate Equities, Inc.(c)	1,163	62,849
Americold Realty Trust, Inc.(b),(c)	1,700	22,763
Brixmor Property Group, Inc.(c)	6,030	182,528
BXP, Inc.(c)	1,054	60,689
Camden Property Trust(c)	1,327	143,767
Crown Castle, Inc.(c)	567	50,769
CubeSmart(c)	3,560	146,458
Digital Realty Trust, Inc.(c)	3,222	570,939
EastGroup Properties, Inc.(c)	763	149,785
Equity LifeStyle Properties, Inc.(c)	5,002	335,934
Equity Residential(c)	1,381	87,293
Essex Property Trust, Inc.(c)	656	167,352
Extra Space Storage, Inc.(c)	2,637	398,266
Federal Realty Investment Trust(c)	2,813	305,970
Healthpeak Properties, Inc.(c)	16,245	287,212
Host Hotels & Resorts, Inc.(c)	5,604	109,782
Iron Mountain, Inc.(c)	1,454	157,512
Kimco Realty Corp.(c)	5,869	138,215
Lamar Advertising Co., Cl. A(c)	2,199	302,890

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Equity Real Estate Investment Trusts — 4.4% (continued)
Lineage, Inc.(c)	5,156	208,921
Medical Properties Trust, Inc.(b),(c)	3,675	21,168
Omega Healthcare Investors, Inc.(c)	1,620	78,197
Rayonier, Inc.(c)	3,313	71,196
Realty Income Corp.(c)	3,755	251,585
Regency Centers Corp.(c)	3,240	255,960
Ryman Hospitality Properties, Inc.(c)	1,658	163,728
Simon Property Group, Inc.(c)	2,794	569,557
Ventas, Inc.(c)	1,765	152,073
VICI Properties, Inc.(c)	12,258	370,314
Weyerhaeuser Co.(c)	12,707	311,703
		6,135,375
Financial Services — 5.7%
Affiliated Managers Group, Inc.	585	179,115
Affirm Holdings, Inc.(a)	1,415	66,477
Ally Financial, Inc.	2,925	115,362
Ameriprise Financial, Inc.	1,408	661,929
Block, Inc.(a)	2,754	175,430
Blue Owl Capital, Inc.(b)	4,005	42,253
Cboe Global Markets, Inc.	225	67,437
Coinbase Global, Inc., Cl. A(a)	1,063	186,929
Corpay, Inc.(a)	634	206,113
Credit Acceptance Corp.(a)	205	97,002
Equitable Holdings, Inc.	2,983	119,976
Evercore, Inc., Cl. A	687	212,173
FactSet Research Systems, Inc.	729	158,055
Fidelity National Information Services, Inc.	4,294	218,822
Global Payments, Inc.	1,892	144,662
Intercontinental Exchange, Inc.	3,179	521,769
Invesco Ltd.	2,195	57,641
Jack Henry & Associates, Inc.	794	128,993
Jefferies Financial Group, Inc.	1,275	56,610
LPL Financial Holdings, Inc.	2,185	656,330
MarketAxess Holdings, Inc.	7	1,344
MGIC Investment Corp.	4,090	108,508
Moelis & Co., Cl. A	2,697	160,094
MSCI, Inc.	451	257,895
Nasdaq, Inc.	3,867	338,672
Northern Trust Corp.	1,175	168,131
Raymond James Financial, Inc.	4,061	621,658
Robinhood Markets, Inc., Cl. A(a)	3,185	241,582
Rocket Companies, Inc., Cl. A	31,344	570,147
SLM Corp.(b)	4,120	77,209
SoFi Technologies, Inc.(a),(b)	5,570	98,923
Starwood Property Trust, Inc.(b),(c)	2,130	37,935
State Street Corp.	1,680	216,082
Stifel Financial Corp.	2,207	163,391
Synchrony Financial	1,378	95,234
The Carlyle Group, Inc.	1,144	59,477
Toast, Inc., Cl. A(a)	2,140	58,443

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Financial Services — 5.7% (continued)
Voya Financial, Inc.	5,442	363,961
WEX, Inc.(a)	617	92,050
XP, Inc., Cl. A	2,325	50,057
		7,853,871
Food, Beverage & Tobacco — 1.9%
Archer-Daniels-Midland Co.	1,585	109,428
Brown-Forman Corp., Cl. B(b)	637	18,384
Bunge Global SA	740	89,281
Cal-Maine Foods, Inc.	734	63,939
Celsius Holdings, Inc.(a),(b)	870	46,641
Coca-Cola Consolidated, Inc.	1,207	244,297
Coca-Cola Europacific Partners PLC	1,067	117,829
Conagra Brands, Inc.	4,275	82,294
Constellation Brands, Inc., Cl. A	241	38,044
Darling Ingredients, Inc.(a)	770	40,933
Flowers Foods, Inc.(b)	895	8,843
Freshpet, Inc.(a)	5,408	456,705
Ingredion, Inc.	1,067	125,330
Lamb Weston Holdings, Inc.	1,666	80,284
McCormick & Co., Inc.	3,541	251,553
Molson Coors Beverage Co., Cl. B	5,698	279,145
The Hershey Company	462	109,161
The J.M. Smucker Company	226	26,205
Tyson Foods, Inc., Cl. A	6,299	409,372
		2,597,668
Health Care Equipment & Services — 6.2%
Align Technology, Inc.(a)	1,248	237,245
Baxter International, Inc.(b)	2,225	45,323
Cardinal Health, Inc.	703	161,149
Cencora, Inc.	1,684	626,684
Centene Corp.(a)	4,902	220,002
Dexcom, Inc.(a)	5,617	412,456
Edwards Lifesciences Corp.(a)	2,906	251,282
Encompass Health Corp.	1,225	132,153
GE HealthCare Technologies, Inc.	2,333	196,602
GeneDx Holdings Corp.(a)	2,248	179,188
Guardant Health, Inc.(a)	5,430	509,877
HealthEquity, Inc.(a)	4,202	321,411
Henry Schein, Inc.(a),(b)	710	58,497
Humana, Inc.	240	45,730
IDEXX Laboratories, Inc.(a)	1,451	952,915
Insulet Corp.(a)	451	111,221
Labcorp Holdings, Inc.	1,898	548,750
McKesson Corp.	169	166,865
Molina Healthcare, Inc.(a)	1,751	269,742
Penumbra, Inc.(a)	157	54,069
Privia Health Group, Inc.(a)	9,182	218,072
Quest Diagnostics, Inc.	1,457	308,753
ResMed, Inc.	902	231,146
Solventum Corp.(a)	2,363	175,335

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Health Care Equipment & Services — 6.2% (continued)
STERIS PLC	3,563	899,123
Tenet Healthcare Corp.(a)	1,431	342,567
The Cigna Group	562	162,879
The Cooper Companies, Inc.(a)	4,154	347,565
Veeva Systems, Inc., Cl. A(a)	1,669	303,775
		8,490,376
Household & Personal Products — .9%
Church & Dwight Co., Inc.	6,547	686,519
elf Beauty, Inc.(a),(b)	487	44,828
Kenvue, Inc.	6,040	115,485
The Clorox Company	492	62,563
The Estee Lauder Companies, Inc., Cl. A	3,586	392,559
		1,301,954
Insurance — 3.7%
Arch Capital Group Ltd.(a)	2,658	266,199
Assurant, Inc.	2,851	654,561
Assured Guaranty Ltd.	1,710	147,419
Everest Group Ltd.	474	159,022
Fidelity National Financial, Inc.	2,450	129,556
First American Financial Corp.	1,937	135,803
Markel Group, Inc.(a)	163	337,813
Old Republic International Corp.	11,508	493,348
Principal Financial Group, Inc.	1,260	120,229
Prudential Financial, Inc.	590	58,044
Reinsurance Group of America, Inc.	562	121,240
RenaissanceRe Holdings Ltd.	548	165,748
Ryan Specialty Holdings, Inc.	14,245	560,541
The Allstate Corp.	590	126,567
The Baldwin Insurance Group, Inc.(a)	34,909	810,936
The Hartford Insurance Group, Inc.	2,583	363,764
The Travelers Companies, Inc.	401	123,765
Unum Group	1,565	112,257
W. R. Berkley Corp.	2,743	196,673
		5,083,485
Materials — 4.9%
Albemarle Corp.	520	92,908
Alcoa Corp.	940	58,355
Anglogold Ashanti PLC	2,069	264,356
Ashland, Inc.	950	59,242
Avery Dennison Corp.	1,002	196,743
Ball Corp.	3,705	248,717
Celanese Corp.	545	27,217
CF Industries Holdings, Inc.	2,360	234,914
Cleveland-Cliffs, Inc.(a)	3,625	38,642
Commercial Metals Co.	1,733	127,029
Corteva, Inc.	3,280	262,794
CRH PLC	2,472	296,590
Crown Holdings, Inc.	1,960	224,616
Dow, Inc.	3,150	96,799
DuPont de Nemours, Inc.	2,730	136,609

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Materials — 4.9% (continued)
Eagle Materials, Inc.	800	179,040
Eastman Chemical Co.	1,906	143,922
Element Solutions, Inc.	7,019	246,297
Freeport-McMoRan, Inc.	4,093	278,651
Huntsman Corp.	3,455	43,706
International Paper Co.	8,705	379,103
Louisiana-Pacific Corp.	635	53,810
LyondellBasell Industries NV, Cl. A(b)	1,300	74,776
Martin Marietta Materials, Inc.	317	214,473
MP Materials Corp.(a),(b)	255	15,012
NewMarket Corp.	90	56,341
Newmont Corp.	2,173	282,490
Nucor Corp.	2,252	398,334
Olin Corp.(b)	1,010	25,624
Packaging Corp. of America	1,841	427,370
Reliance, Inc.	974	307,433
Royal Gold, Inc.	467	140,002
Sealed Air Corp.	1,860	77,897
Smurfit Westrock PLC	1,335	62,758
Sonoco Products Co.(b)	1,275	71,999
Steel Dynamics, Inc.	755	145,813
The Mosaic Company	3,465	96,466
Vulcan Materials Co.	2,097	650,070
Westlake Corp.(b)	212	22,341
		6,759,259
Media & Entertainment — 1.7%
Charter Communications, Inc., Cl. A(a),(b)	153	35,898
Electronic Arts, Inc.	748	150,026
Fox Corp., Cl. A(b)	1,385	78,031
IAC, Inc.(a),(b)	1,715	65,719
Liberty Broadband Corp., Cl. C(a)	1,111	60,672
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	4,021	368,283
Live Nation Entertainment, Inc.(a),(b)	891	144,467
Match Group, Inc.	2,402	75,903
News Corp., Cl. A	4,505	109,426
Nexstar Media Group, Inc.	457	114,716
Omnicom Group, Inc.	5,534	471,995
Reddit, Inc., Cl. A(a)	265	38,640
ROBLOX Corp., Cl. A(a)	2,510	172,336
Roku, Inc.(a)	370	36,412
Sirius XM Holdings, Inc.(b)	1,326	29,119
Take-Two Interactive Software, Inc.(a)	812	171,722
The Trade Desk, Inc., Cl. A(a)	1,163	27,703
Warner Bros Discovery, Inc.(a)	9,164	258,150
		2,409,218
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Agilent Technologies, Inc.	1,877	227,830
Alnylam Pharmaceuticals, Inc.(a)	577	192,095
Ascendis Pharma A/S, ADR(a)	1,406	328,301
Biogen, Inc.(a)	1,160	222,511

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Bio-Techne Corp.(b)	8,315	490,585
Bruker Corp.(b)	10,439	418,708
Charles River Laboratories International, Inc.(a)	750	133,868
Cytokinetics, Inc.(a)	1,631	101,481
Elanco Animal Health, Inc.(a),(b)	14,335	378,444
Exact Sciences Corp.(a)	665	68,748
Exelixis, Inc.(a)	1,340	59,040
Halozyme Therapeutics, Inc.(a)	925	64,315
Illumina, Inc.(a)	728	97,887
Incyte Corp.(a)	2,844	288,012
Insmed, Inc.(a)	630	94,078
Ionis Pharmaceuticals, Inc.(a),(b)	540	43,821
IQVIA Holdings, Inc.(a)	1,399	250,155
Jazz Pharmaceuticals PLC(a)	1,725	327,784
Mettler-Toledo International, Inc.(a)	433	591,777
Mirum Pharmaceuticals, Inc.(a)	3,341	308,341
Moderna, Inc.(a),(b)	1,875	100,444
Natera, Inc.(a)	1,704	354,500
Neurocrine Biosciences, Inc.(a)	532	70,357
Newamsterdam Pharma Co. NV(a)	2,195	77,835
QIAGEN NV	3,308	164,738
Repligen Corp.(a),(b)	7,793	1,003,193
Revolution Medicines, Inc.(a)	375	38,258
Rezolute, Inc.(a)	5,327	17,100
Roivant Sciences Ltd.(a)	3,200	92,608
Teva Pharmaceutical Industries Ltd., ADR(a)	6,173	209,018
United Therapeutics Corp.(a)	193	97,253
Viatris, Inc.	10,179	151,972
Viking Therapeutics, Inc.(a),(b)	810	27,410
Waters Corp.(a)	431	137,653
West Pharmaceutical Services, Inc.	371	94,360
		7,324,480
Real Estate Management & Development — .5%
CBRE Group, Inc., Cl. A(a)	1,617	238,766
CoStar Group, Inc.(a)	8,369	373,508
Zillow Group, Inc., Cl. C(a)	1,025	45,736
		658,010
Semiconductors & Semiconductor Equipment — 3.5%
Astera Labs, Inc.(a)	570	67,733
Cirrus Logic, Inc.(a)	379	53,484
Enphase Energy, Inc.(a)	457	19,317
Entegris, Inc.(b)	2,650	350,993
First Solar, Inc.(a)	455	89,726
MACOM Technology Solutions Holdings, Inc.(a),(b)	398	98,752
Microchip Technology, Inc.	5,447	406,564
MKS, Inc.	2,235	546,368
Monolithic Power Systems, Inc.	765	874,195
ON Semiconductor Corp.(a)	7,746	514,954
Onto Innovation, Inc.(a)	2,778	599,742
Qnity Electronics, Inc.	3,384	428,956

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Semiconductors & Semiconductor Equipment — 3.5% (continued)
Qorvo, Inc.(a)	373	30,922
SiTime Corp.(a)	888	353,317
Skyworks Solutions, Inc.(b)	1,701	101,346
Teradyne, Inc.	827	264,665
		4,801,034
Software & Services — 5.3%
Akamai Technologies, Inc.(a)	3,996	393,167
Aurora Innovation, Inc.(a),(b)	1,040	4,867
Bentley Systems, Inc., Cl. B	4,095	149,672
BILL Holdings, Inc.(a)	735	32,715
BlackLine, Inc.(a)	1,308	46,107
Cadence Design Systems, Inc.(a)	2,207	665,190
Check Point Software Technologies Ltd.(a)	485	73,754
Cloudflare, Inc., Cl. A(a)	1,475	253,980
Cognizant Technology Solutions Corp., Cl. A	2,770	178,471
Confluent, Inc., Cl. A(a)	1,640	50,299
Datadog, Inc., Cl. A(a)	4,227	473,255
Docusign, Inc.(a)	4,258	191,908
Dolby Laboratories, Inc., Cl. A	2,273	151,314
Dynatrace, Inc.(a)	1,795	64,476
Elastic NV(a)	405	21,088
EPAM Systems, Inc.(a)	2,264	319,224
Fair Isaac Corp.(a)	118	166,305
Gartner, Inc.(a)	1,625	255,450
Gen Digital, Inc.	3,839	86,646
Gitlab, Inc., Cl. A(a)	8,353	219,684
Guidewire Software, Inc.(a)	602	87,483
HubSpot, Inc.(a)	834	220,601
InterDigital, Inc.	481	176,301
Intuit, Inc.	596	243,782
JFrog Ltd.(a)	1,782	71,547
Kyndryl Holdings, Inc.(a)	2,900	35,757
Manhattan Associates, Inc.(a)	240	32,503
MongoDB, Inc.(a)	363	119,235
Nutanix, Inc., Cl. A(a)	1,395	53,401
Okta, Inc.(a)	762	55,245
PTC, Inc.(a)	276	43,219
RingCentral, Inc., Cl. A(a),(b)	160	5,832
Roper Technologies, Inc.	2,145	750,171
Synopsys, Inc.(a)	541	223,974
Trimble, Inc.(a)	4,189	280,118
Twilio, Inc., Cl. A(a)	885	107,050
Tyler Technologies, Inc.(a)	1,702	603,682
UiPath, Inc., Cl. A(a),(b)	2,530	27,147
Unity Software, Inc.(a)	1,180	21,511
VeriSign, Inc.	597	136,080
Zoom Communications, Inc.(a)	670	49,540
Zscaler, Inc.(a)	662	97,307
		7,239,058

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Technology Hardware & Equipment — 5.3%
Amphenol Corp., Cl. A	9,843	1,437,669
Arrow Electronics, Inc.(a)	613	93,274
CDW Corp.	1,931	236,818
Ciena Corp.(a)	680	237,116
Cognex Corp.	1,509	82,090
Coherent Corp.(a)	765	198,081
Corning, Inc.	3,325	500,013
F5, Inc.(a)	310	84,122
Flex Ltd.(a)	1,963	123,708
Hewlett Packard Enterprise Co.	5,755	123,560
Jabil, Inc.	965	255,715
Keysight Technologies, Inc.(a)	5,465	1,679,558
Lumentum Holdings, Inc.(a),(b)	285	199,759
Mirion Technologies, Inc.(a)	18,349	396,522
NetApp, Inc.	2,699	267,282
Pure Storage, Inc., Cl. A(a)	1,685	108,211
Sandisk Corp.(a)	555	352,625
Seagate Technology Holdings PLC	125	50,980
Super Micro Computer, Inc.(a),(b)	1,281	41,492
TD Synnex Corp.	533	83,580
TE Connectivity PLC	232	53,395
Vontier Corp.	1,838	75,211
Western Digital Corp.	1,545	432,136
Zebra Technologies Corp., Cl. A(a)	1,064	238,293
		7,351,210
Telecommunication Services — .1%
AST SpaceMobile, Inc.(a),(b)	975	77,211
Millicom International Cellular SA	81	5,904
		83,115
Transportation — 2.6%
Alaska Air Group, Inc.(a)	310	15,996
American Airlines Group, Inc.(a)	5,335	69,728
Avis Budget Group, Inc.(a),(b)	95	9,254
Delta Air Lines, Inc.	7,298	479,479
Expeditors International of Washington, Inc.	2,361	342,416
J.B. Hunt Transport Services, Inc.	658	153,584
Knight-Swift Transportation Holdings, Inc.	10,312	648,831
Landstar System, Inc.	1,237	201,569
Lyft, Inc., Cl. A(a)	1,665	23,044
Old Dominion Freight Line, Inc.	3,114	632,298
Ryder System, Inc.	667	147,781
Saia, Inc.(a)	56	22,702
Schneider National, Inc., Cl. B	16,250	461,175
Southwest Airlines Co.	275	13,546
United Airlines Holdings, Inc.(a)	1,885	200,375
XPO, Inc.(a)	575	121,020
		3,542,798
Utilities — 3.9%
Ameren Corp.	1,580	178,982
American Water Works Co., Inc.	2,311	314,365

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.5% (continued)
Utilities — 3.9% (continued)
Brookfield Renewable Corp.	805	34,398
CenterPoint Energy, Inc.	4,264	185,484
CMS Energy Corp.	2,545	198,688
Dominion Energy, Inc.	6,738	425,437
DTE Energy Co.	2,354	348,957
Edison International	1,630	121,826
Entergy Corp.	4,991	534,586
Eversource Energy	1,775	135,273
Exelon Corp.	10,624	525,569
FirstEnergy Corp.	2,254	115,315
MDU Resources Group, Inc.(b)	3,320	68,658
NiSource, Inc.	5,825	275,523
NRG Energy, Inc.	1,373	245,712
OGE Energy Corp.	3,270	160,688
Pinnacle West Capital Corp.(b)	1,420	142,426
Public Service Enterprise Group, Inc.	2,110	181,608
The AES Corp.	2,905	50,198
UGI Corp.	385	14,403
Vistra Corp.	1,895	329,522
WEC Energy Group, Inc.(b)	1,665	194,738
Xcel Energy, Inc.	6,500	541,840
		5,324,196
Total Equity Securities - Common Stocks (cost $54,998,523)		133,085,649
Exchange-Traded Funds — .5%
Registered Investment Companies — .5%
iShares Russell Mid-Cap Growth ETF	1,090	149,058
State Street SPDR S&P MidCap 400 ETF Trust	893	582,968
Total Exchange-Traded Funds (cost $700,422)		732,026

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(d) (cost $0)	40,585	50,731

	1-Day Yield (%)	Shares
Investment Companies — 3.7%
Registered Investment Companies — 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,098,686)	3.72	5,098,686	5,098,686

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $106,085)	3.72	106,085	106,085
Total Investments (cost $60,903,716)		100.8%	139,073,177
Liabilities, Less Cash and Receivables		(.8%)	(1,144,226)
Net Assets		100.0%	137,928,951

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depository Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $3,769,586 and the value of the collateral was
$3,914,445, consisting of cash collateral of $106,085 and U.S. Government & Agency securities valued at $3,808,360.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at February 28, 2026. These securities were valued at $50,731 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Mid Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.7%	23,376,103	174,060,824	(192,338,241)	5,098,686	182,152
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	1,057,481	8,241,729	(9,193,125)	106,085	9,159 ††
Total - 3.8%	24,433,584	182,302,553	(201,531,366)	5,204,771	191,311

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
February 28, 2026 (Unaudited)

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5%
Automobiles & Components — 1.9%
LCI Industries	4,515	601,398
Patrick Industries, Inc.	12,227	1,513,580
Visteon Corp.	5,128	490,596
		2,605,574
Banks — 7.1%
Bank OZK	9,982	464,762
BankUnited, Inc.	10,361	483,859
Business First Bancshares, Inc.	23,741	648,129
Columbia Banking System, Inc.	32,218	916,602
First Busey Corp.	26,863	681,246
First Horizon Corp.	38,474	915,297
First Merchants Corp.	24,849	971,099
Metropolitan Bank Holding Corp.	10,494	883,070
Origin Bancorp, Inc.	16,320	678,912
Simmons First National Corp., Cl. A	48,630	968,223
SouthState Bank Corp.	13,626	1,344,477
Texas Capital Bancshares, Inc.(a)	6,173	588,287
United Community Banks, Inc.	13,949	448,739
		9,992,702
Capital Goods — 19.2%
AeroVironment, Inc.(a)	7,966	2,009,423
BWX Technologies, Inc.	4,535	934,119
Construction Partners, Inc., Cl. A(a)	20,927	2,811,961
Curtiss-Wright Corp.	2,414	1,690,597
Enpro, Inc.	2,500	646,625
Esab Corp.	12,384	1,562,489
Flowserve Corp.	28,389	2,512,994
Fluor Corp.(a)	16,677	872,374
Fortune Brands Innovations, Inc.	31,665	1,720,676
Gates Industrial Corp. PLC(a)	35,135	968,672
Hayward Holdings, Inc.(a)	41,219	659,504
Herc Holdings, Inc.	14,154	1,978,588
Janus International Group, Inc.(a)	81,740	568,910
Karman Holdings, Inc.(a)	22,150	1,951,636
Matrix Service Co.(a)	26,310	289,147
MYR Group, Inc.(a)	2,353	635,216
Regal Rexnord Corp.	9,456	2,089,587
Tennant Co.	10,455	638,069
The Timken Company	9,691	1,050,311
WESCO International, Inc.	4,365	1,263,668
		26,854,566
Commercial & Professional Services — 2.5%
BlackSky Technology, Inc.(a)	49,816	939,032
HNI Corp.	44,812	2,014,748
Korn Ferry	8,026	502,989
		3,456,769

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Consumer Discretionary Distribution & Retail — 3.4%
Bath & Body Works, Inc.	15,710	357,560
Monro, Inc.	42,630	917,824
Pool Corp.	2,861	649,962
RH(a)	5,042	835,510
Stitch Fix, Inc., Cl. A(a)	87,978	292,967
Valvoline, Inc.(a)	15,777	596,370
Warby Parker, Inc., Cl. A(a)	43,232	1,081,232
		4,731,425
Consumer Durables & Apparel — 4.3%
Brunswick Corp.	19,699	1,568,434
Carter’s, Inc.	12,924	433,600
Cavco Industries, Inc.(a)	924	533,388
Figs, Inc., Cl. A(a)	31,585	487,988
Levi Strauss & Co., Cl. A	18,950	419,932
Meritage Homes Corp.	6,751	509,161
Steven Madden Ltd.	11,754	424,320
YETI Holdings, Inc.(a)	37,221	1,626,930
		6,003,753
Consumer Services — 5.1%
Black Rock Coffee Bar, Inc., Cl. A(a)	36,009	480,360
First Watch Restaurant Group, Inc.(a)	136,061	1,695,320
Genius Sports Ltd.(a)	108,021	670,810
Lindblad Expeditions Holdings, Inc.(a)	110,485	2,177,659
Wingstop, Inc.	8,309	2,156,269
		7,180,418
Consumer Staples Distribution & Retail — 1.4%
Casey’s General Stores, Inc.	2,876	1,971,757
Energy — 4.3%
BKV Corp.(a)	29,265	916,872
Cactus, Inc., Cl. A	10,916	589,464
California Resources Corp.	18,223	1,072,241
Crescent Energy Co., Cl. A	87,521	1,020,495
Expro Group Holdings NV(a)	51,406	918,111
Liberty Energy, Inc.	32,290	907,026
PBF Energy, Inc., Cl. A	16,706	594,734
		6,018,943
Equity Real Estate Investment Trusts — 4.4%
Americold Realty Trust, Inc.(b)	42,827	573,453
COPT Defense Properties(b)	22,396	711,745
Diversified Healthcare Trust(b)	61,468	415,524
EPR Properties(b)	10,490	623,211
Healthpeak Properties, Inc.(b)	38,751	685,118
NETSTREIT Corp.(b)	27,668	574,664
Rayonier, Inc.(b)	30,538	656,262
Ryman Hospitality Properties, Inc.(b)	7,141	705,174
STAG Industrial, Inc.(b)	13,765	539,863
Urban Edge Properties(b)	30,800	654,500
		6,139,514
Financial Services — 3.0%
Marex Group PLC	19,535	848,991

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Financial Services — 3.0% (continued)
Moelis & Co., Cl. A	8,549	507,469
PennyMac Financial Services, Inc.	5,893	541,743
PROG Holdings, Inc.	20,454	720,185
Voya Financial, Inc.	8,888	594,429
Walker & Dunlop, Inc.	9,588	441,144
WisdomTree, Inc.	31,151	532,994
		4,186,955
Food, Beverage & Tobacco — 2.1%
Freshpet, Inc.(a)	22,145	1,870,145
J & J Snack Foods Corp.	6,514	567,109
Nomad Foods Ltd.	40,758	447,115
		2,884,369
Health Care Equipment & Services — 5.7%
Alignment Healthcare, Inc.(a)	42,072	808,624
Ceribell, Inc.(a)	58,757	1,096,993
Encompass Health Corp.	4,156	448,349
Envista Holdings Corp.(a)	22,042	643,847
GeneDx Holdings Corp.(a)	7,463	594,876
Guardant Health, Inc.(a)	18,741	1,759,780
Privia Health Group, Inc.(a)	99,681	2,367,424
Strata Critical Medical, Inc.(a)	63,595	272,186
		7,992,079
Insurance — 2.7%
The Baldwin Insurance Group, Inc.(a)	159,880	3,714,012
Materials — 3.4%
Alamos Gold, Inc., Cl. A	20,514	1,111,654
Alcoa Corp.	11,218	696,413
Eagle Materials, Inc.	6,103	1,365,851
Element Solutions, Inc.	24,044	843,704
Methanex Corp.	14,064	710,654
		4,728,276
Media & Entertainment — 1.6%
IMAX Corp.(a)	14,731	630,929
John Wiley & Sons, Inc., Cl. A	15,976	495,575
Lionsgate Studios Corp.(a)	38,736	348,624
Magnite, Inc.(a)	45,248	616,278
Starz Entertainment Corp.(a)	19,645	216,095
		2,307,501
Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
ADMA Biologics, Inc.(a)	19,318	300,781
Ascendis Pharma A/S, ADR(a)	3,415	797,403
Bio-Techne Corp.	24,545	1,448,155
Bruker Corp.	32,417	1,300,246
Cytokinetics, Inc.(a)	5,714	355,525
Denali Therapeutics, Inc.(a)	13,091	277,267
Dianthus Therapeutics, Inc.(a)	3,350	184,887
KalVista Pharmaceuticals, Inc.(a)	31,779	517,362
Madrigal Pharmaceuticals, Inc.(a)	1,306	564,192
Mirum Pharmaceuticals, Inc.(a)	21,363	1,971,591
Monopar Therapeutics, Inc.(a)	2,157	118,214

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 9.5% (continued)
Newamsterdam Pharma Co. NV(a)	17,225	610,799
Repligen Corp.(a)	16,784	2,160,604
Rezolute, Inc.(a)	18,488	59,346
Rhythm Pharmaceuticals, Inc.(a)	5,623	521,421
Soleno Therapeutics, Inc.(a)	18,309	715,333
Syndax Pharmaceuticals, Inc.(a)	48,009	1,042,275
Xenon Pharmaceuticals, Inc.(a)	8,882	383,969
		13,329,370
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	28,432	412,833
Semiconductors & Semiconductor Equipment — 5.7%
Cohu, Inc.(a)	26,173	790,425
Kulicke & Soffa Industries, Inc.	14,883	1,037,643
MKS, Inc.	7,599	1,857,651
Onto Innovation, Inc.(a)	5,615	1,212,222
SiTime Corp.(a)	3,675	1,462,209
Synaptics, Inc.(a)	6,554	533,889
Ultra Clean Holdings, Inc.(a)	11,208	680,101
Veeco Instruments, Inc.(a)	11,980	366,109
		7,940,249
Software & Services — 2.2%
Blackbaud, Inc.(a)	6,339	307,695
Cellebrite DI Ltd.(a)	45,467	606,530
Dolby Laboratories, Inc., Cl. A	5,210	346,830
Gitlab, Inc., Cl. A(a)	33,695	886,178
JFrog Ltd.(a)	24,925	1,000,739
		3,147,972
Technology Hardware & Equipment — 4.7%
Belden, Inc.	13,868	1,987,284
Lumentum Holdings, Inc.(a)	2,957	2,072,591
Mirion Technologies, Inc.(a)	57,737	1,247,697
Viavi Solutions, Inc.(a)	43,232	1,284,423
		6,591,995
Transportation — 2.2%
Schneider National, Inc., Cl. B	62,325	1,768,784
SkyWest, Inc.(a)	3,158	328,685
Sun Country Airlines Holdings, Inc.(a)	52,327	1,029,795
		3,127,264
Utilities — 1.8%
Hallador Energy Co.(a)	17,769	323,041
MDU Resources Group, Inc.	39,441	815,640
ONE Gas, Inc.	8,098	708,089
Southwest Gas Holdings, Inc.	7,854	692,487
		2,539,257
Total Equity Securities - Common Stocks (cost $108,488,165)		137,857,553

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.7%
Registered Investment Companies — 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,805,819)	3.72	3,805,819	3,805,819
Total Investments (cost $112,293,984)		101.2%	141,663,372
Liabilities, Less Cash and Receivables		(1.2%)	(1,729,773)
Net Assets		100.0%	139,933,599

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.7%	5,395,401	53,399,912	(54,989,494)	3,805,819	72,803
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	558,912	11,001,054	(11,559,966)	-	18,816 ††
Total - 2.7%	5,954,313	64,400,966	(66,549,460)	3,805,819	91,619

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
February 28, 2026 (Unaudited)

BNY Mellon International Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.0%
Australia — .7%
Suncorp Group Ltd.	172,390	1,794,828
Belgium — .8%
UCB SA	7,049	2,101,432
Bermuda — 1.5%
Hiscox Ltd.(a)	178,187	3,717,270
Denmark — .8%
Novo Nordisk AS, Cl. B	56,520	2,126,337
France — 10.8%
Airbus SE	11,489	2,501,132
BNP Paribas SA	31,209	3,521,711
Cie de Saint-Gobain SA	23,682	2,413,224
Cie Generale des Etablissements Michelin SCA	49,548	2,013,979
Orange SA	105,268	2,262,557
Renault SA	51,105	1,938,984
Rexel SA	96,888	4,220,983
Schneider Electric SE	13,595	4,444,868
SCOR SE	95,256	3,477,934
		26,795,372
Germany — 9.1%
Daimler Truck Holding AG	53,127	2,701,202
Deutsche Lufthansa AG	270,742	2,907,331
Deutsche Telekom AG	90,002	3,625,347
E.ON SE	252,670	5,875,560
Fresenius SE & Co. KGaA	54,233	3,261,759
SAP SE	7,097	1,433,639
Siemens Energy AG	14,433	2,838,644
		22,643,482
Hong Kong — 2.6%
AIA Group Ltd.	587,000	6,512,718
Ireland — 1.2%
Smurfit Westrock PLC	66,539	3,098,143
Italy — 3.2%
Enel SpA	261,724	3,152,526
Prysmian SpA	39,035	4,727,685
		7,880,211
Japan — 22.8%
Advantest Corp.	10,200	1,753,722
Denso Corp.	244,900	3,528,479
East Japan Railway Co.	198,200	4,898,998
Ebara Corp.	108,000	3,832,715
Hitachi Ltd.	105,800	3,540,555
ITOCHU Corp.	412,100	5,990,248
Komatsu Ltd.	103,300	4,982,928
Kurita Water Industries Ltd.	51,100	2,851,050
Mizuho Financial Group, Inc.	51,800	2,371,990
Pan Pacific International Holdings Corp.	781,600	5,205,161

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.0% (continued)
Japan — 22.8% (continued)
Renesas Electronics Corp.	164,000	3,117,959
Santen Pharmaceutical Co. Ltd.	210,700	2,359,101
Sony Group Corp.	113,800	2,654,714
Sumitomo Mitsui Financial Group, Inc.	137,100	5,264,872
Suzuki Motor Corp.	177,700	2,697,390
Tokyo Electron Ltd.	5,800	1,634,540
		56,684,422
Netherlands — 6.8%
ASML Holding NV	6,652	9,694,528
ING Groep NV	167,188	4,865,640
Koninklijke Ahold Delhaize NV	46,109	2,275,730
		16,835,898
Spain — 5.8%
Banco Santander SA	435,210	5,548,694
Repsol SA	217,494	4,886,682
Unicaja Banco SA(b)	1,246,311	3,976,131
		14,411,507
Sweden — .7%
Spotify Technology SA(c)	3,483	1,793,536
Switzerland — 4.5%
Alcon AG	27,266	2,377,050
Glencore PLC	464,850	3,345,270
Nestle SA	50,961	5,566,372
		11,288,692
United Kingdom — 24.7%
AstraZeneca PLC	23,262	4,872,267
Babcock International Group PLC	236,800	4,314,550
Balfour Beatty PLC	396,172	4,054,980
Barclays PLC	822,916	5,022,119
GSK PLC	155,502	4,612,466
HSBC Holdings PLC	264,301	4,963,797
Informa PLC	245,148	2,769,192
Lloyds Banking Group PLC	1,968,253	2,717,503
Marks & Spencer Group PLC	804,341	4,297,942
Melrose Industries PLC	152,545	1,163,156
Rio Tinto PLC	17,751	1,754,689
Rolls-Royce Holdings PLC	234,907	4,221,493
Shell PLC	147,610	6,114,009
Smith & Nephew PLC	106,030	1,959,755
SSE PLC	82,362	2,984,659
United Utilities Group PLC	143,172	2,687,734
Vodafone Group PLC	1,919,916	2,962,544
		61,472,855
Total Equity Securities - Common Stocks (cost $202,798,524)		239,156,703

BNY Mellon International Fund (continued)
Description	Preferred Dividend Rate (%)	Shares	Value ($)
Equity Securities - Preferred Stocks — 1.6%
Germany — 1.6%
Volkswagen AG (cost $6,769,920)	6.36	32,862	3,929,570

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,354,046)	3.72	2,354,046	2,354,046
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $35,992)	3.72	35,992	35,992
Total Investments (cost $211,958,482)		98.6%	245,476,311
Cash and Receivables (Net)		1.4%	3,546,922
Net Assets		100.0%	249,023,233

(a)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $34,380 and the value of the collateral was $35,992, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $3,976,131 or 1.6% of net assets.

(c)	Non-income producing security.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	387,336	19,755,962	(17,789,252)	2,354,046	11,103
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,742,249	41,925,402	(43,631,659)	35,992	2,554 ††
Total - 1.0%	2,129,585	61,681,364	(61,420,911)	2,390,038	13,657

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
February 28, 2026 (Unaudited)

BNY Mellon Emerging Markets Fund
Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.3%
Australia — 1.3%
BHP Group Ltd.	64,623	2,644,028
Brazil — 4.1%
B3 SA - Brasil Bolsa Balcao	343,735	1,201,547
Banco Bradesco SA, ADR	873,457	3,572,439
Lojas Renner SA	669,664	2,048,246
TOTVS SA	188,110	1,389,221
		8,211,453
Chile — 2.2%
Antofagasta PLC	75,296	4,330,853
China — 17.6%
Anker Innovations Technology Co. Ltd., Cl. A	185,500	2,618,381
Atour Lifestyle Holdings Ltd., ADR	54,480	2,139,430
Centre Testing International Group Co. Ltd., Cl. A	478,900	1,140,022
China Merchants Bank Co. Ltd., Cl. H	321,000	2,003,942
Contemporary Amperex Technology Co. Ltd., Cl. A	55,800	2,783,692
Foshan Haitian Flavouring & Food Co. Ltd., Cl. H	424,300	1,832,049
Midea Group Co. Ltd., Cl. A	245,800	2,819,510
NetEase, Inc.	48,100	1,101,761
Shenzhen Inovance Technology Co. Ltd., Cl. A	171,200	1,820,953
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	37,000	1,003,405
Spring Airlines Co. Ltd., Cl. A	199,500	1,600,493
Tencent Holdings Ltd.	175,200	11,600,276
Wuxi Biologics Cayman, Inc.(a),(b)	46,000	236,485
Yutong Bus Co. Ltd., Cl. A	603,500	2,613,579
		35,313,978
France — 1.9%
TotalEnergies SE	48,873	3,885,308
Hong Kong — 5.7%
AIA Group Ltd.	567,200	6,293,039
Alibaba Group Holding Ltd.	198,700	3,629,398
Pacific Basin Shipping Ltd.	3,412,000	1,509,001
		11,431,438
Hungary — .6%
OTP Bank Nyrt	9,310	1,147,581
India — 11.7%
Eternal Ltd.(b)	446,462	1,208,707
HDFC Bank Ltd.	415,571	4,055,159
Infosys Ltd.	67,200	960,324
KEI Industries Ltd.	42,491	2,372,831
Mahindra & Mahindra Ltd.	87,473	3,266,575
Marico Ltd.	482,474	4,182,445
Reliance Industries Ltd.	99,485	1,524,268
Sona Blw Precision Forgings Ltd.(a)	665,681	3,910,982
Titan Co. Ltd.	43,010	2,045,872
		23,527,163

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.3% (continued)
Indonesia — 1.3%
Bank Central Asia Tbk PT	6,317,600	2,703,775
Ireland — 1.4%
PDD Holdings, Inc., ADR(b)	27,682	2,871,454
Malaysia — .6%
Press Metal Aluminium Holdings Bhd	675,900	1,238,542
Mexico — 3.9%
BBB Foods, Inc., Cl. A(b),(c)	43,978	1,602,998
Fomento Economico Mexicano SAB de CV	195,042	2,192,892
Grupo Financiero Banorte SAB de CV, Cl. O	106,399	1,209,855
Qualitas Controladora SAB de CV	151,968	1,482,442
Vista Energy SAB de CV, ADR(b)	23,150	1,336,681
		7,824,868
Netherlands — 2.0%
ASML Holding NV	2,698	3,932,026
X5 Retail Group NV, GDR(b),(d)	198,889	0
		3,932,026
Peru — 1.2%
Credicorp Ltd.	6,956	2,409,419
Philippines — .9%
Ayala Corp.	164,530	1,711,922
Russia — .0%
LUKOIL PJSC, ADR(b),(d)	85,809	0
Sberbank of Russia PJSC, ADR(b),(d)	884,047	0
		0
Singapore — 1.3%
Sea Ltd., ADR(b)	24,154	2,619,501
South Africa — 1.2%
Shoprite Holdings Ltd.	143,717	2,387,379
South Korea — 13.1%
HD Hyundai Marine Solution Co. Ltd.	11,846	1,517,704
Hugel, Inc.(b)	17,811	3,343,045
KT Corp.	52,303	2,319,730
LG Energy Solution Ltd.(b)	5,236	1,554,238
Samsung Electronics Co. Ltd.	89,700	13,500,209
SK hynix, Inc.	5,382	3,969,623
		26,204,549
Sweden — 1.5%
Epiroc AB, Cl. A	99,070	2,983,864
Taiwan — 18.6%
Advantech Co. Ltd.	314,000	3,385,377
Airtac International Group	32,527	1,255,809
Chroma ATE, Inc.	35,000	1,547,531
MediaTek, Inc.	60,000	3,739,066
Taiwan Semiconductor Manufacturing Co. Ltd.	389,000	24,864,791
Uni-President Enterprises Corp.	690,000	1,602,800
Voltronic Power Technology Corp.	31,000	919,740
		37,315,114
Turkey — 1.4%
BIM Birlesik Magazalar AS(c)	185,590	2,819,714

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.3% (continued)
United States — 1.0%
SLB Ltd.	40,211	2,064,433
Uruguay — .8%
MercadoLibre, Inc.(b)	935	1,643,337
Total Equity Securities - Common Stocks (cost $143,711,409)		191,221,699

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 2.3%
Brazil — 2.3%
Itau Unibanco Holding SA (cost $3,548,967)	3.07	511,184	4,631,720

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $4,474,309)	3.72	4,474,309	4,474,309
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $851,031)	3.72	851,031	851,031
Total Investments (cost $152,585,716)		100.2%	201,178,759
Liabilities, Less Cash and Receivables		(.2%)	(450,205)
Net Assets		100.0%	200,728,554

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $4,147,467 or 2.1% of net assets.

(b)	Non-income producing security.
(c)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $2,366,731 and the value of the collateral was
$2,501,462, consisting of cash collateral of $851,031 and U.S. Government & Agency securities valued at $1,650,431.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	The fund held Level 3 securities at February 28, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.2%	2,722,929	44,608,617	(42,857,237)	4,474,309	61,310

BNY Mellon Emerging Markets Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	712,515	11,145,344	(11,006,828)	851,031	2,435 ††
Total - 2.6%	3,435,444	55,753,961	(53,864,065)	5,325,340	63,745

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
February 28, 2026 (Unaudited)

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 4.9%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	315,000	306,076
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	250,000	280,382
				586,458
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	182,523	180,585
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	485,000	448,653
Banks — 1.6%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a)	6.13	4/27/2027	570,000	578,012
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	480,000	551,073
Citigroup, Inc., Sub. Notes(b)	6.17	5/25/2034	615,000	656,725
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	485,000	511,079
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	570,000	588,753
Fifth Third Financial Corp., Sr. Unscd. Notes	5.98	1/30/2030	225,000	235,880
HSBC Holdings PLC, Sr. Unscd. Notes(b)	6.25	3/9/2034	525,000	574,122
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a)	6.50	4/1/2030	190,000	199,137
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	510,000	536,331
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	535,000	549,147
Nordea Bank Abp, Jr. Sub. Notes(a),(c)	6.63	3/26/2026	255,000	255,596
Santander Holdings USA, Inc., Sr. Unscd. Bonds(b)	7.66	11/9/2031	450,000	508,110
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	525,000	576,731
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	525,000	589,969
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	560,000	581,085
				7,491,750
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	410,000	385,883
Diversified Financials — .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	232,586
Aircastle Ltd., Gtd. Notes(c)	2.85	1/26/2028	300,000	293,164
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	325,000	335,717
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	195,601
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	220,222
Blue Owl Finance LLC, Gtd. Notes(b)	4.13	10/7/2051	260,000	172,916
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	150,000	156,172
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	200,000	184,137
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	150,000	154,768
				1,945,283
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	360,000	350,652
Energy — .3%
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	315,000	298,945
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	265,000	275,804
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	211,492
Kinder Morgan, Inc., Gtd. Notes(b)	5.20	6/1/2033	360,000	375,775

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 4.9% (continued)
Energy — .3% (continued)
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	250,000	258,810
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	185,108
				1,605,934
Food Products — .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	430,000	383,076
Health Care — .5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	395,000	385,895
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	390,000	398,806
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	82,821
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	480,000	458,844
HCA, Inc., Gtd. Notes	5.75	3/1/2035	340,000	360,038
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	430,000	440,947
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	350,000	361,470
				2,488,821
Information Technology — .2%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	470,000	412,693
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	405,000	417,718
				830,411
Insurance — .1%
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	480,000	392,877
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	245,000	234,928
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	505,000	414,817
				649,745
Media — .1%
Comcast Corp., Gtd. Notes(c)	5.17	1/15/2037	333,000	335,422
Metals & Mining — .1%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	360,000	338,867
Retailing — .1%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	370,000	325,960
Semiconductors & Semiconductor Equipment — .3%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	265,000	245,014
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	395,000	340,906
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	350,000	365,773
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	370,000	349,667
				1,301,360
Technology Hardware & Equipment — .1%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	415,000	321,153
Telecommunication Services — .4%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	745,000	626,621
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	315,000	329,390
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	705,000	536,874
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	680,000	414,869
				1,907,754
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	185,000

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 4.9% (continued)
Utilities — .1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	285,000	296,104
Total Corporate Bonds and Notes (cost $22,812,732)				22,751,748

	Shares
Equity Securities - Common Stocks — 43.2%
Advertising — .0%
Omnicom Group, Inc.	1,615	137,743
Aerospace & Defense — 1.1%
General Electric Co.	3,973	1,359,799
Howmet Aerospace, Inc.	2,805	736,397
L3Harris Technologies, Inc.	334	121,756
Lockheed Martin Corp.	929	611,356
Northrop Grumman Corp.	452	327,420
RTX Corp.	3,989	808,251
The Boeing Company(d)	2,475	563,137
TransDigm Group, Inc.	269	350,451
		4,878,567
Agriculture — .4%
Altria Group, Inc.	4,051	279,681
Archer-Daniels-Midland Co.	1,875	129,450
Philip Morris International, Inc.	6,614	1,235,694
		1,644,825
Airlines — .1%
Delta Air Lines, Inc.	4,300	282,510
Southwest Airlines Co.	1,565	77,092
		359,602
Automobiles & Components — 1.0%
Aptiv PLC(d)	1,010	74,275
Ford Motor Co.	21,445	302,160
General Motors Co.	3,225	253,840
PACCAR, Inc.	3,442	434,002
Tesla, Inc.(d)	9,311	3,747,771
		4,812,048
Banks — 2.1%
Bank of America Corp.	30,103	1,500,032
Citigroup, Inc.	5,676	625,438
Citizens Financial Group, Inc.	3,815	229,625
Fifth Third Bancorp	3,280	162,262
Huntington Bancshares, Inc.	9,280	155,904
JPMorgan Chase & Co.	9,333	2,802,700
KeyCorp	8,355	173,283
M&T Bank Corp.	821	178,141
Morgan Stanley	5,511	917,637
Regions Financial Corp.	10,080	280,526
State Street Corp.	1,985	255,311
The Goldman Sachs Group, Inc.	1,394	1,198,240
The PNC Financial Services Group, Inc.	1,291	274,144
Wells Fargo & Co.	10,754	875,913
		9,629,156

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Beverage Products — .5%
Brown-Forman Corp., Cl. B	1,035	29,870
Constellation Brands, Inc., Cl. A	437	68,985
Keurig Dr. Pepper, Inc.	1,095	33,157
Molson Coors Beverage Co., Cl. B	1,840	90,142
Monster Beverage Corp.(d)	6,048	515,894
PepsiCo, Inc.	4,035	684,901
The Coca-Cola Company	10,293	839,497
		2,262,446
Building Materials — .3%
Carrier Global Corp.	4,240	273,056
Johnson Controls International PLC	2,587	373,304
Trane Technologies PLC	1,257	581,136
Vulcan Materials Co.	548	169,880
		1,397,376
Chemicals — .5%
Air Products and Chemicals, Inc.	302	83,252
Albemarle Corp.	950	169,736
CF Industries Holdings, Inc.	915	91,079
Dow, Inc.	9,205	282,870
DuPont de Nemours, Inc.	850	42,534
Ecolab, Inc.	617	190,252
Linde PLC	1,835	932,327
LyondellBasell Industries NV, Cl. A	3,280	188,666
The Sherwin-Williams Company	814	295,148
		2,275,864
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	1,844	395,280
Block, Inc.(d)	1,346	85,740
Cintas Corp.	1,820	366,056
Equifax, Inc.	579	120,988
Moody’s Corp.	675	322,373
PayPal Holdings, Inc.	3,805	175,829
Quanta Services, Inc.	1,586	893,045
S&P Global, Inc.	1,736	767,104
United Rentals, Inc.	542	455,280
		3,581,695
Consumer Discretionary — .6%
Carnival Corp.	7,455	235,205
Copart, Inc.(d)	4,406	167,825
D.R. Horton, Inc.	1,885	302,335
Fastenal Co.	6,130	282,225
Hasbro, Inc.	1,515	150,879
Hilton Worldwide Holdings, Inc.	1,111	346,388
Las Vegas Sands Corp.	1,670	94,722
Lennar Corp., Cl. A	1,475	168,681
Live Nation Entertainment, Inc.(d)	1,050	170,247
Marriott International, Inc., Cl. A	1,160	396,407
MGM Resorts International(d)	490	18,061
Pool Corp.	384	87,237
Royal Caribbean Cruises Ltd.	930	289,193
		2,709,405

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Consumer Durables & Apparel — .1%
Deckers Outdoor Corp.(d)	57	6,684
NIKE, Inc., Cl. B	2,480	154,206
Tapestry, Inc.	2,810	436,871
		597,761
Consumer Staples — .4%
Church & Dwight Co., Inc.	1,145	120,065
Colgate-Palmolive Co.	1,890	187,375
Kenvue, Inc.	7,970	152,386
Kimberly-Clark Corp.	1,762	196,357
The Clorox Company	1,102	140,130
The Estee Lauder Companies, Inc., Cl. A	810	88,671
The Procter & Gamble Company	7,060	1,180,432
		2,065,416
Diversified Financials — 1.6%
American Express Co.	3,058	944,616
BlackRock, Inc.	555	590,093
Capital One Financial Corp.	2,688	525,880
Cboe Global Markets, Inc.	152	45,557
CME Group, Inc.	1,155	369,023
Coinbase Global, Inc., Cl. A(d)	488	85,815
Franklin Resources, Inc.	6,905	183,259
Intercontinental Exchange, Inc.	2,071	339,913
Invesco Ltd.	7,075	185,790
Mastercard, Inc., Cl. A	2,909	1,504,564
T. Rowe Price Group, Inc.	1,234	116,773
The Charles Schwab Corp.	4,670	444,584
Visa, Inc., Cl. A	6,310	2,020,083
		7,355,950
Electronic Components — .6%
AMETEK, Inc.	1,075	257,161
Amphenol Corp., Cl. A	4,707	687,504
Eaton Corp. PLC	1,626	611,246
Emerson Electric Co.	2,626	395,869
Garmin Ltd.	319	80,653
Honeywell International, Inc.	1,169	284,757
Keysight Technologies, Inc.(d)	945	290,427
TE Connectivity PLC	1,078	248,102
		2,855,719
Energy — 1.5%
APA Corp.	3,640	110,547
Baker Hughes Co.	3,415	222,863
Chevron Corp.	5,050	943,138
ConocoPhillips	7,683	871,713
Coterra Energy, Inc.	2,940	89,935
Devon Energy Corp.	3,210	139,731
Diamondback Energy, Inc.	1,550	269,824
EOG Resources, Inc.	3,688	457,607
EQT Corp.	1,320	81,074
Exxon Mobil Corp.	12,565	1,916,162
First Solar, Inc.(d)	437	86,176

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Energy — 1.5% (continued)
Halliburton Co.	3,680	132,480
Kinder Morgan, Inc.	5,102	169,744
Marathon Petroleum Corp.	1,585	314,163
Occidental Petroleum Corp.	2,750	145,970
ONEOK, Inc.	1,930	159,746
Phillips 66	1,441	222,390
SLB Ltd.	6,165	316,511
The Williams Companies, Inc.	3,810	284,683
Valero Energy Corp.	1,086	222,239
		7,156,696
Environmental Control — .1%
Veralto Corp.	1,088	106,004
Waste Management, Inc.	1,115	268,536
		374,540
Food Products — .2%
Conagra Brands, Inc.	19,770	380,573
General Mills, Inc.	2,805	126,870
Lamb Weston Holdings, Inc.	810	39,034
Mondelez International, Inc., Cl. A	900	55,422
The Hershey Company	673	159,017
The Kraft Heinz Company	3,135	77,152
The Kroger Company	3,210	219,050
		1,057,118
Forest Products & Paper — .0%
International Paper Co.	2,990	130,215
Health Care — 4.3%
Abbott Laboratories	4,993	580,936
AbbVie, Inc.	5,997	1,391,784
Agilent Technologies, Inc.	2,609	316,680
Amgen, Inc.	2,269	880,735
Baxter International, Inc.	4,255	86,674
Biogen, Inc.(d)	734	140,796
Boston Scientific Corp.(d)	6,440	494,914
Bristol-Myers Squibb Co.	2,410	150,312
Cardinal Health, Inc.	1,737	398,172
Centene Corp.(d)	2,240	100,531
Corteva, Inc.	2,493	199,739
CVS Health Corp.	3,820	305,218
Danaher Corp.	3,264	687,529
Dexcom, Inc.(d)	795	58,377
Edwards Lifesciences Corp.(d)	171	14,786
Elevance Health, Inc.	574	183,680
Eli Lilly & Co.	2,732	2,874,037
GE HealthCare Technologies, Inc.	1,615	136,096
Gilead Sciences, Inc.	2,835	422,273
HCA Healthcare, Inc.	1,032	546,650
Humana, Inc.	185	35,250
IDEXX Laboratories, Inc.(d)	587	385,501
Insulet Corp.(d)	586	144,513
Intuitive Surgical, Inc.(d)	1,335	672,186

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Health Care — 4.3% (continued)
Johnson & Johnson	9,360	2,325,305
Labcorp Holdings, Inc.	573	165,666
McKesson Corp.	524	517,382
Medtronic PLC	378	36,915
Merck & Co., Inc.	6,730	833,309
Moderna, Inc.(d)	2,110	113,033
Molina Healthcare, Inc.(d)	416	64,085
Pfizer, Inc.	24,686	682,568
Quest Diagnostics, Inc.	711	150,668
Regeneron Pharmaceuticals, Inc.	328	256,388
ResMed, Inc.	547	140,174
STERIS PLC	559	141,064
Stryker Corp.	1,438	557,167
The Cigna Group	448	129,839
Thermo Fisher Scientific, Inc.	1,811	943,730
UnitedHealth Group, Inc.	3,040	891,541
Vertex Pharmaceuticals, Inc.(d)	894	444,166
Viatris, Inc.	2,385	35,608
Waters Corp.(d)	76	24,273
Zoetis, Inc.	1,970	258,267
		19,918,517
Industrial — 1.1%
Axon Enterprise, Inc.(d)	116	62,918
Caterpillar, Inc.	1,778	1,320,752
Deere & Co.	1,194	751,874
Dover Corp.	998	225,049
GE Vernova, Inc.	1,111	970,570
Huntington Ingalls Industries, Inc.	137	60,899
Ingersoll Rand, Inc.	2,380	224,053
Otis Worldwide Corp.	411	38,042
Parker-Hannifin Corp.	660	666,059
Snap-on, Inc.	691	266,187
Teledyne Technologies, Inc.(d)	187	127,366
Textron, Inc.	1,495	147,482
Westinghouse Air Brake Technologies Corp.	855	225,677
		5,086,928
Information Technology — 3.3%
Adobe, Inc.(d)	1,134	297,573
Autodesk, Inc.(d)	800	196,696
Cadence Design Systems, Inc.(d)	1,956	589,538
Electronic Arts, Inc.	414	83,036
Intuit, Inc.	1,192	487,564
Jack Henry & Associates, Inc.	240	38,990
Microsoft Corp.	25,910	10,175,893
MSCI, Inc.	369	211,005
Oracle Corp.	5,928	861,931
Palantir Technologies, Inc., Cl. A(d)	6,840	938,380
Paychex, Inc.	1,685	157,800
Roper Technologies, Inc.	178	62,252
Salesforce, Inc.	3,083	600,538

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Information Technology — 3.3% (continued)
ServiceNow, Inc.(d)	3,165	341,852
Synopsys, Inc.(d)	551	228,114
Take-Two Interactive Software, Inc.(d)	443	93,686
Workday, Inc., Cl. A(d)	193	25,816
		15,390,664
Insurance — 1.5%
Aflac, Inc.	3,275	369,846
American International Group, Inc.	4,230	340,473
Aon PLC, Cl. A	550	184,508
Berkshire Hathaway, Inc., Cl. B(d)	6,394	3,228,650
Chubb Ltd.	913	311,205
Cincinnati Financial Corp.	1,075	176,278
Globe Life, Inc.	29	4,212
Marsh & McLennan Cos., Inc.	1,500	280,110
MetLife, Inc.	1,465	105,583
Prudential Financial, Inc.	1,765	173,641
The Allstate Corp.	1,589	340,872
The Progressive Corp.	3,663	782,637
The Travelers Companies, Inc.	1,223	377,467
Willis Towers Watson PLC	582	177,609
		6,853,091
Internet Software & Services — 5.8%
Alphabet, Inc., Cl. A	18,882	5,886,651
Alphabet, Inc., Cl. C	17,286	5,383,379
Amazon.com, Inc.(d)	32,528	6,830,880
AppLovin Corp., Cl. A(d)	576	250,427
Booking Holdings, Inc.	134	568,073
DoorDash, Inc., Cl. A(d)	868	153,176
eBay, Inc.	2,567	233,238
F5, Inc.(d)	460	124,826
Meta Platforms, Inc., Cl. A	7,463	4,837,367
Netflix, Inc.(d)	17,720	1,705,373
Palo Alto Networks, Inc.(d)	2,234	332,687
Robinhood Markets, Inc., Cl. A(d)	265	20,100
Uber Technologies, Inc.(d)	5,280	398,218
		26,724,395
Materials — .0%
Ball Corp.	2,175	146,008
Media — .2%
Charter Communications, Inc., Cl. A(d)	220	51,619
Comcast Corp., Cl. A	9,680	299,693
Fox Corp., Cl. A	1,795	101,130
News Corp., Cl. A	5,740	139,424
The Walt Disney Company	2,748	291,398
Warner Bros Discovery, Inc.(d)	8,360	235,501
		1,118,765
Metals & Mining — .2%
Freeport-McMoRan, Inc.	6,340	431,627
Newmont Corp.	4,460	579,800
		1,011,427

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Real Estate — .8%
Alexandria Real Estate Equities, Inc.(e)	3,719	200,975
American Tower Corp.(e)	1,303	249,994
AvalonBay Communities, Inc.(e)	313	55,473
CBRE Group, Inc., Cl. A(d)	1,730	255,452
Digital Realty Trust, Inc.(e)	1,366	242,055
Equinix, Inc.(e)	321	312,738
Essex Property Trust, Inc.(e)	460	117,351
Extra Space Storage, Inc.(e)	752	113,575
Federal Realty Investment Trust(e)	1,140	123,998
Iron Mountain, Inc.(e)	2,770	300,074
Prologis, Inc.(e)	955	136,154
Public Storage(e)	1,155	354,654
Regency Centers Corp.(e)	1,970	155,630
SBA Communications Corp.(e)	21	4,224
Simon Property Group, Inc.(e)	1,964	400,361
VICI Properties, Inc.(e)	1,310	39,575
Welltower, Inc.(e)	2,125	440,130
Weyerhaeuser Co.(e)	1,165	28,577
		3,530,990
Retailing — 2.0%
AutoZone, Inc.(d)	111	416,869
Carvana Co.(d)	250	83,540
Chipotle Mexican Grill, Inc.(d)	5,600	208,432
Costco Wholesale Corp.	1,552	1,568,746
Darden Restaurants, Inc.	1,026	219,410
Dollar General Corp.	1,395	217,955
Lowe’s Companies, Inc.	2,480	656,134
Lululemon Athletica, Inc.(d)	227	42,034
McDonald’s Corp.	1,872	638,464
O’Reilly Automotive, Inc.(d)	4,440	416,827
Starbucks Corp.	2,563	251,225
Target Corp.	773	87,960
The Home Depot, Inc.	3,263	1,242,289
The TJX Companies, Inc.	3,967	641,305
Tractor Supply Co.	4,200	217,728
Ulta Beauty, Inc.(d)	169	115,730
Walmart, Inc.	18,327	2,344,940
Yum! Brands, Inc.	693	116,535
		9,486,123
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(d)	5,484	1,097,952
Analog Devices, Inc.	2,120	754,275
Applied Materials, Inc.	3,365	1,252,790
Broadcom, Inc.	15,982	5,107,048
Intel Corp.(d)	13,633	621,801
KLA Corp.	604	920,828
Lam Research Corp.	4,604	1,076,830
Microchip Technology, Inc.	1,186	88,523
Micron Technology, Inc.	3,617	1,491,542
Monolithic Power Systems, Inc.	122	139,414

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Semiconductors & Semiconductor Equipment — 6.2% (continued)
NVIDIA Corp.	83,720	14,834,347
NXP Semiconductors NV	298	67,649
ON Semiconductor Corp.(d)	1,255	83,432
QUALCOMM, Inc.	3,665	521,749
Texas Instruments, Inc.	2,554	541,729
		28,599,909
Technology Hardware & Equipment — 3.7%
Accenture PLC, Cl. A	3,162	659,973
Apple, Inc.	51,070	13,491,673
Cognizant Technology Solutions Corp., Cl. A	965	62,175
CrowdStrike Holdings, Inc., Cl. A(d)	529	196,777
Dell Technologies, Inc., Cl. C	1,020	151,042
Fortinet, Inc.(d)	4,585	362,353
Gartner, Inc.(d)	356	55,963
Hewlett Packard Enterprise Co.	4,340	93,180
International Business Machines Corp.	2,935	705,016
Leidos Holdings, Inc.	1,450	253,895
NetApp, Inc.	492	48,723
Sandisk Corp.(d)	411	261,133
Seagate Technology Holdings PLC	726	296,092
Super Micro Computer, Inc.(d)	927	30,025
Western Digital Corp.	1,165	325,850
		16,993,870
Telecommunication Services — .8%
Arista Networks, Inc.(d)	4,750	634,125
AT&T, Inc.	15,725	440,457
Cisco Systems, Inc.	7,960	632,502
Corning, Inc.	3,035	456,403
Motorola Solutions, Inc.	343	165,415
T-Mobile US, Inc.	2,481	538,600
Verizon Communications, Inc.	12,383	620,884
		3,488,386
Transportation — .4%
C.H. Robinson Worldwide, Inc.	859	159,130
CSX Corp.	3,563	152,105
Expeditors International of Washington, Inc.	778	112,833
FedEx Corp.	873	337,851
Norfolk Southern Corp.	1,441	453,540
Union Pacific Corp.	3,079	815,873
		2,031,332
Utilities — 1.0%
American Electric Power Co., Inc.	580	77,616
CenterPoint Energy, Inc.	5,215	226,852
Consolidated Edison, Inc.	3,385	380,880
Constellation Energy Corp.	1,678	553,539
Dominion Energy, Inc.	5,420	342,219
DTE Energy Co.	1,045	154,911
Duke Energy Corp.	570	74,585
Edison International	1,910	142,753
Entergy Corp.	392	41,987

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 43.2% (continued)
Utilities — 1.0% (continued)
Evergy, Inc.	5,005	418,718
Exelon Corp.	6,025	298,057
FirstEnergy Corp.	4,175	213,593
NextEra Energy, Inc.	6,747	632,666
NiSource, Inc.	3,490	165,077
Pinnacle West Capital Corp.	1,855	186,057
Public Service Enterprise Group, Inc.	2,960	254,767
The AES Corp.	6,450	111,456
Vistra Corp.	9	1,565
Xcel Energy, Inc.	2,465	205,482
		4,482,780
Total Equity Securities - Common Stocks (cost $58,798,435)		200,145,327

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — .1%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	101,216
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	200,000	178,280
Province of Manitoba, Canada, Sr. Unscd. Notes	4.30	7/27/2033	160,000	162,811
Total Foreign Governmental (cost $422,920)				442,307

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(f) (cost $0)	390	488

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .1%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $185,695)	1.83	12/16/2052	197,154	169,437

U.S. Government Agencies Mortgage-Backed — 2.8%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051-2/1/2052(g)	463,330	386,619
2.50%, 10/1/2051-12/1/2051(g)	570,891	503,004
3.00%, 6/1/2052(g)	360,498	326,958
3.50%, 7/1/2047(g)	202,061	193,941
5.00%, 11/1/2052-11/1/2055(g)	1,307,009	1,326,776
5.50%, 6/1/2054-11/1/2055(g)	1,207,101	1,238,353
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(g)	1,345,884	1,128,179
2.50%, 6/1/2051-4/1/2052(g)	987,577	860,974
3.00%, 7/1/2052(g)	578,341	524,302
3.50%, 3/1/2048-9/1/2052(g)	594,920	563,824
4.00%, 4/1/2052-9/1/2052(g)	389,859	380,473
4.50%, 10/1/2052(g)	205,042	204,074
5.00%, 1/1/2056(g)	705,978	715,245

BNY Mellon Asset Allocation Fund (continued)
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 2.8% (continued)
5.50%, 7/1/2055-11/1/2055(g)	742,248	761,635
6.00%, 11/1/2054(g)	390,146	401,352
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	967,357	813,901
2.50%, 5/20/2051	347,806	301,538
3.00%, 6/20/2050-12/20/2051	761,018	697,287
3.50%, 1/20/2052-9/20/2053	519,258	496,862
4.00%, 2/20/2051-5/20/2051	197,938	188,370
4.50%, 7/20/2052	250,836	250,039
6.50%, 12/20/2055	527,088	550,409
7.00%, 6/20/2055	209,978	217,246
7.50%, 7/20/2054	89,516	93,036
Total U.S. Government Agencies Mortgage-Backed (cost $13,100,530)		13,124,397

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 9.1%
U.S. Treasury Bonds	3.63	2/15/2053	460,000	386,310
U.S. Treasury Bonds	3.63	5/15/2053	1,050,000	881,221
U.S. Treasury Bonds	3.88	2/15/2043	1,215,000	1,126,058
U.S. Treasury Bonds(b)	4.00	11/15/2052	500,000	449,385
U.S. Treasury Bonds	4.13	8/15/2053	610,000	559,818
U.S. Treasury Bonds(b)	4.25	8/15/2054	225,000	210,867
U.S. Treasury Bonds	4.75	2/15/2045	1,285,000	1,317,527
U.S. Treasury Bonds(b)	4.75	11/15/2053	310,000	315,110
U.S. Treasury Bonds	4.75	8/15/2055	525,000	534,762
U.S. Treasury Inflation Indexed Notes(h)	0.50	1/15/2028	354,710	352,358
U.S. Treasury Notes	2.38	5/15/2027	55,000	54,282
U.S. Treasury Notes	2.88	4/30/2029	465,000	457,680
U.S. Treasury Notes	3.25	6/30/2027	95,000	94,755
U.S. Treasury Notes	3.25	6/30/2029	1,140,000	1,134,166
U.S. Treasury Notes	3.38	9/15/2027	390,000	389,680
U.S. Treasury Notes	3.50	1/31/2028	345,000	345,687
U.S. Treasury Notes	3.63	8/31/2027	225,000	225,607
U.S. Treasury Notes	3.63	8/31/2029	1,435,000	1,444,221
U.S. Treasury Notes	3.63	3/31/2030	690,000	694,137
U.S. Treasury Notes(b)	3.63	8/31/2030	400,000	402,109
U.S. Treasury Notes	3.63	9/30/2030	145,000	145,765
U.S. Treasury Notes	3.63	12/31/2030	250,000	251,191
U.S. Treasury Notes	3.75	5/15/2028	1,395,000	1,405,708
U.S. Treasury Notes	3.75	5/31/2030	275,000	277,911
U.S. Treasury Notes	3.75	10/31/2032	1,575,000	1,579,676
U.S. Treasury Notes	3.75	11/30/2032	4,015,000	4,026,214
U.S. Treasury Notes	3.88	12/31/2027	555,000	559,618
U.S. Treasury Notes	3.88	4/30/2030	495,000	502,657
U.S. Treasury Notes	3.88	6/30/2030	455,000	462,127
U.S. Treasury Notes	3.88	8/31/2032	4,600,000	4,651,570
U.S. Treasury Notes	3.88	12/31/2032	1,125,000	1,136,250
U.S. Treasury Notes	3.88	8/15/2034	675,000	676,094
U.S. Treasury Notes(b)	4.00	2/28/2030	610,000	622,152

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 9.1% (continued)
U.S. Treasury Notes	4.00	7/31/2030	1,085,000	1,107,548
U.S. Treasury Notes	4.00	1/31/2033	185,000	188,209
U.S. Treasury Notes(b)	4.00	11/15/2035	1,020,000	1,023,825
U.S. Treasury Notes	4.13	11/30/2029	475,000	486,244
U.S. Treasury Notes	4.13	8/31/2030	975,000	1,000,137
U.S. Treasury Notes	4.13	7/31/2031	1,055,000	1,083,786
U.S. Treasury Notes	4.13	10/31/2031	175,000	179,679
U.S. Treasury Notes	4.25	1/15/2028	45,000	45,687
U.S. Treasury Notes	4.25	2/15/2028	475,000	482,672
U.S. Treasury Notes	4.25	2/28/2029	595,000	609,410
U.S. Treasury Notes	4.25	6/30/2029	1,230,000	1,262,167
U.S. Treasury Notes	4.25	1/31/2030	395,000	406,418
U.S. Treasury Notes	4.25	11/15/2034	300,000	308,268
U.S. Treasury Notes	4.25	5/15/2035	575,000	589,847
U.S. Treasury Notes	4.25	8/15/2035	480,000	492,000
U.S. Treasury Notes	4.38	8/31/2028	850,000	870,022
U.S. Treasury Notes	4.38	11/30/2028	1,285,000	1,317,978
U.S. Treasury Notes	4.38	12/31/2029	115,000	118,791
U.S. Treasury Notes	4.38	5/15/2034	875,000	908,599
U.S. Treasury Notes	4.50	5/31/2029	380,000	392,654
U.S. Treasury Notes	4.50	11/15/2033	85,000	89,057
U.S. Treasury Notes	4.63	5/31/2031	630,000	661,980
U.S. Treasury Notes	4.63	2/15/2035	90,000	94,962
U.S. Treasury Notes	4.88	10/31/2028	910,000	944,161
Total U.S. Treasury Securities (cost $42,024,048)				42,336,774

	1-Day Yield (%)	Shares
Investment Companies — 39.7%
Registered Investment Companies — 39.7%
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(i)		684,787	6,491,782
BNY Mellon Emerging Markets Fund, Cl. M(i)		1,720,273	24,049,419
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		964,795	10,275,067
BNY Mellon High Yield Fund, Cl. I(i)		2,628,611	14,220,787
BNY Mellon International Equity Fund, Cl. Y(i)		4,338,163	79,735,444
BNY Mellon International Fund, Cl. M(i)		22,157	435,163
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		8,691,980	21,729,949
BNY Mellon Research Growth Fund, Inc., Cl. Y(i)		498,311	9,552,616
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		918,086	15,662,542
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	3.72	1,931,604	1,931,604
Total Investment Companies (cost $183,197,473)			184,084,373

BNY Mellon Asset Allocation Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $541,700)	3.72	541,700	541,700
Total Investments (cost $321,083,533)		100.0%	463,596,551
Liabilities, Less Cash and Receivables		(.0%)	(137,994)
Net Assets		100.0%	463,458,557

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $3,477,066 and the value of the collateral was
$3,574,169, consisting of cash collateral of $541,700 and U.S. Government & Agency securities valued at $3,032,469.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $2,840,949 or .6% of net assets.

(d)	Non-income producing security.
(e)	Investment in real estate investment trust within the United States.
(f)	The fund held Level 3 securities at February 28, 2026. These securities were valued at $488 or .0% of net assets.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 39.7%
BNY Mellon Corporate Bond Fund, Cl. M - .0%	20,037,942	315,657	(20,400,836)	(289,864)	337,101	-	315,657
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y - 1.4%	5,838,933	175,832	-	-	477,017	6,491,782	175,832
BNY Mellon Emerging Markets Fund, Cl. M - 5.2%	10,855,307	10,218,069	-	-	2,976,043	24,049,419	6,223
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.2%	10,280,187	448,548	-	-	(453,668)	10,275,067	448,548

SCHEDULES OF INVESTMENTS (Unaudited) (continued)
BNY Mellon Asset Allocation Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
BNY Mellon High Yield Fund, Cl. I - 3.1%	14,593,368	474,627	(689,245)	(101,315)	(56,648)	14,220,787	477,266
BNY Mellon Income Stock Fund, Cl. M - .0%	9,363,874	1,576,077	(9,508,525)	(462,443)	(968,983)	-	1,576,077
BNY Mellon Intermediate Bond Fund, Cl. M - .0%	21,801,830	266,070	(22,067,366)	(639,049)	638,515	-	266,070
BNY Mellon International Equity Fund, Cl. Y - 17.2%	59,872,936	19,545,412	-	-	317,096	79,735,444	10,498,405
BNY Mellon International Fund, Cl. M - .1%	357,973	9,020	-	-	68,170	435,163	9,020
BNY Mellon Mid Cap Multi- Strategy Fund, Cl. M - 4.7%	20,334,794	17,682,590	(929,095)	592	(15,358,932)	21,729,949	16,528,491
BNY Mellon Research Growth Fund, Inc., Cl. Y - 2.0%	14,602,684	1,384,251	(5,334,873)	245,386	(1,344,832)	9,552,616	1,384,251
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M - 3.4%	12,667,373	6,308,796	(696,507)	15,148	(2,632,268)	15,662,542	4,291,522
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	2,782,683	76,212,547	(77,063,626)	-	-	1,931,604	79,329

BNY Mellon Asset Allocation Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	575,410	11,310,819	(11,344,529)	-	-	541,700	3,824 ††
Total - 39.8%	203,965,294	145,928,315	(148,034,602)	(1,231,545)	(16,001,389)	184,626,073	36,060,515

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	133,868,406	137,857,553
Affiliated issuers	5,204,771	3,805,819
Cash	-	237,751
Dividends and securities lending income receivable	124,325	104,022
Receivable for investment securities sold	57,292	-
Tax reclaim receivable—Note 1(b)	12,470	-
Receivable for shares of Beneficial Interest subscribed	251	24
Prepaid expenses	19,704	19,593
	139,287,219	142,024,762
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	143,483	149,434
Payable for shares of Beneficial Interest redeemed	908,356	829,635
Liability for securities on loan—Note 1(c)	106,085	-
Payable for investment securities purchased	84,303	1,056,464
Trustees’ fees and expenses payable	25,715	9,333
Other accrued expenses	90,326	46,297
	1,358,268	2,091,163
Net Assets ($)	137,928,951	139,933,599
Composition of Net Assets ($):
Paid-in capital	(192,170,219)	94,349,332
Total distributable earnings (loss)	330,099,170	45,584,267
Net Assets ($)	137,928,951	139,933,599
†Investments at cost ($)
Unaffiliated issuers	55,698,945	108,488,165
Affiliated issuers	5,204,771	3,805,819
††Value of securities on loan ($)	3,769,586	-
Net Asset Value Per Share
Class M Shares
Net Assets ($)	94,941,327	121,073,358
Shares Outstanding	37,915,573	7,096,320
Net Asset Value Per Share ($)	2.50	17.06
Investor Shares
Net Assets ($)	42,987,624	18,860,241
Shares Outstanding	23,278,482	1,260,622
Net Asset Value Per Share ($)	1.85	14.96
See notes to financial statements.

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	243,086,273	195,853,419	278,970,478
Affiliated issuers	2,390,038	5,325,340	184,626,073
Cash denominated in foreign currency†††	291,906	1,241,625	-
Receivable for investment securities sold	119,066,190	-	-
Tax reclaim receivable—Note 1(b)	2,384,069	-	-
Dividends, interest and securities lending income receivable	423,433	204,175	1,036,634
Receivable for shares of Beneficial Interest subscribed	216,053	-	48,075
Prepaid expenses	19,523	19,974	21,056
	367,877,485	202,644,533	464,702,316
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	180,391	211,833	169,624
Cash overdraft due to Custodian	-	-	374,555
Payable for investment securities purchased	118,361,480	-	70,755
Payable for shares of Beneficial Interest redeemed	216,053	13,674	3,613
Liability for securities on loan—Note 1(c)	35,992	851,031	541,700
Trustees’ fees and expenses payable	10,868	7,000	18,900
Payable for foreign tax on capital gains—Note 1(b)	-	790,118	-
Other accrued expenses	49,468	42,323	64,612
	118,854,252	1,915,979	1,243,759
Net Assets ($)	249,023,233	200,728,554	463,458,557
Composition of Net Assets ($):
Paid-in capital	222,791,679	447,072,248	289,368,884
Total distributable earnings (loss)	26,231,554	(246,343,694)	174,089,673
Net Assets ($)	249,023,233	200,728,554	463,458,557
†Investments at cost ($)
Unaffiliated issuers	209,568,444	147,260,376	137,344,360
Affiliated issuers	2,390,038	5,325,340	183,739,173
††Value of securities on loan ($)	34,380	2,366,731	3,477,066
†††Cash denominated in foreign currency (cost) ($)	282,738	1,708,107	-
Net Asset Value Per Share
Class M Shares
Net Assets ($)	223,157,311	179,212,643	451,051,593
Shares Outstanding	11,377,993	12,814,810	30,064,831
Net Asset Value Per Share ($)	19.61	13.98	15.00
Investor Shares
Net Assets ($)	25,865,922	21,515,911	12,406,964
Shares Outstanding	1,219,299	1,492,266	815,516
Net Asset Value Per Share ($)	21.21	14.42	15.21
See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,680,188 †	864,845 †
Affiliated issuers	182,152	72,803
Affiliated income net of rebates from securities lending—Note 1(c)	9,159	18,816
Interest	4,018	-
Total Income	2,875,517	956,464
Expenses:
Management fee—Note 3(a)	1,553,959	734,736
Administration fee—Note 3(a)	297,408	125,194
Shareholder servicing costs—Note 3(b)	87,992	26,958
Trustees’ fees and expenses—Note 3(c)	49,486	16,840
Professional fees	34,774	22,748
Chief Compliance Officer fees—Note 3(b)	28,934	18,905
Registration fees	17,074	15,942
Prospectus and shareholders’ reports	9,590	6,854
Shareholder and regulatory reports service fees—Note 3(b)	9,000	9,000
Interest expense—Note 2	8,637	-
Custodian fees—Note 3(b)	7,729	11,968
Loan commitment fees—Note 2	4,068	1,245
Miscellaneous	12,220	6,652
Total Expenses	2,120,871	997,042
Net Investment Income (Loss)	754,646	(40,578)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	281,959,235	36,084,269
Net change in unrealized appreciation (depreciation) on investments	(272,977,774)	(16,823,971)
Net Realized and Unrealized Gain (Loss) on Investments	8,981,461	19,260,298
Net Increase in Net Assets Resulting from Operations	9,736,107	19,219,720
†Net of foreign taxes withheld at source ($)	6,540	1,545
See notes to financial statements.

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,361,148 †	1,241,701 †	1,228,934 †
Affiliated issuers	11,103	61,310	3,643,388
Affiliated income net of rebates from securities lending—Note 1(c)	2,554	2,435	3,824
Interest	-	-	1,275,406
Total Income	2,374,805	1,305,446	6,151,552
Expenses:
Management fee—Note 3(a)	977,667	1,031,645	924,606
Administration fee—Note 3(a)	167,139	130,391	191,806
Shareholder servicing costs—Note 3(b)	26,349	23,541	14,530
Professional fees	24,214	50,607	36,746
Trustees’ fees and expenses—Note 3(c)	20,377	15,345	42,056
Registration fees	16,139	16,280	16,887
Chief Compliance Officer fees—Note 3(b)	15,386	16,701	18,599
Shareholder and regulatory reports service fees—Note 3(b)	9,000	9,000	8,667
Prospectus and shareholders’ reports	6,413	6,497	6,131
Custodian fees—Note 3(b)	5,748	16,960	4,423
Loan commitment fees—Note 2	1,544	-	5,134
Miscellaneous	6,104	6,877	12,020
Total Expenses	1,276,080	1,323,844	1,281,605
Less—reduction in expenses due to undertaking—Note 3(a)	(229,818)	(224,271)	(64,299)
Net Expenses	1,046,262	1,099,573	1,217,306
Net Investment Income	1,328,543	205,873	4,934,246
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	41,031,810	13,529,228	9,000,941
Affiliated issuers	-	-	(1,231,545)
Capital gain distributions from affiliated issuers	-	-	32,413,303
Net realized gain (loss) on foreign capital gains tax	-	(44,771)	-
Net Realized Gain (Loss)	41,031,810	13,484,457	40,182,699
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	3,162,390	21,819,489	6,633,429
Affiliated issuers	-	-	(16,001,389)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	86,304	-
Net Change in Unrealized Appreciation (Depreciation)	3,162,390	21,905,793	(9,367,960)
Net Realized and Unrealized Gain (Loss) on Investments	44,194,200	35,390,250	30,814,739
Net Increase in Net Assets Resulting from Operations	45,522,743	35,596,123	35,748,985
†Net of foreign taxes withheld at source ($)	211,310	201,004	217
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income (loss)	754,646	3,701,678	(40,578)	(27,326)
Net realized gain (loss) on investments	281,959,235	400,403,197	36,084,269	61,022,410
Net change in unrealized appreciation (depreciation) on investments	(272,977,774)	(303,895,465)	(16,823,971)	(42,431,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,736,107	100,209,410	19,219,720	18,563,877
Distributions ($):
Distributions to shareholders:
Class M	(228,379,721)	(223,657,202)	(45,559,244)	(26,219,328)
Investor Shares	(75,328,603)	(27,491,427)	(7,471,721)	(2,793,284)
Total Distributions	(303,708,324)	(251,148,629)	(53,030,965)	(29,012,612)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	4,469,296	15,348,568	2,386,972	4,575,034
Investor Shares	6,163,523	17,828,824	1,038,240	2,186,584
Distributions reinvested:
Class M	97,822,469	94,014,302	22,968,955	10,641,143
Investor Shares	64,921,452	23,519,634	6,511,572	2,426,960
Cost of shares redeemed:
Class M	(372,446,230)	(499,469,522)	(51,178,814)	(124,117,632)
Investor Shares	(45,792,811)	(53,557,454)	(6,744,086)	(7,996,928)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(244,862,301)	(402,315,648)	(25,017,161)	(112,284,839)
Total Increase (Decrease) in Net Assets	(538,834,518)	(553,254,867)	(58,828,406)	(122,733,574)
Net Assets ($):
Beginning of Period	676,763,469	1,230,018,336	198,762,005	321,495,579
End of Period	137,928,951	676,763,469	139,933,599	198,762,005

See notes to financial statements.

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class M(a)
Shares sold	1,766,449	975,073	109,654	208,516
Shares issued for distributions reinvested	41,275,303	6,246,798	1,464,857	517,062
Shares redeemed	(43,025,739)	(32,856,995)	(2,635,441)	(6,279,674)
Net Increase (Decrease) in Shares Outstanding	16,013	(25,635,124)	(1,060,930)	(5,554,096)
Investor Shares(a)
Shares sold	802,499	1,168,722	52,876	112,216
Shares issued for distributions reinvested	37,097,973	1,629,912	473,225	129,094
Shares redeemed	(20,705,431)	(3,751,277)	(439,172)	(433,233)
Net Increase (Decrease) in Shares Outstanding	17,195,041	(952,643)	86,929	(191,923)

(a)
During the period ended February 28, 2026, 446,130 Class M shares representing $5,366,966 were exchanged for 502,923 Investor Shares for BNY Mellon Mid
Cap Multi-Strategy Fund and 38,070 Class M shares representing $818,183 were exchanged for 41,797 Investor Shares for BNY Mellon Small Cap Multi-
Strategy Fund. During the period ended August 31, 2025, 1,064,791 Class M shares representing $16,895,871 were exchanged for 1,108,035 Investor Shares for
BNY Mellon Mid Cap Multi-Strategy Fund and 85,673 Class M shares representing $1,814,073 were exchanged for 93,486 Investor Shares for BNY Mellon
Small Cap Multi-Strategy Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	1,328,543	5,464,397	205,873	1,562,594
Net realized gain (loss) on investments	41,031,810	18,871,507	13,484,457	27,899,073
Net change in unrealized appreciation (depreciation) on investments	3,162,390	110,032	21,905,793	(13,233,452)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,522,743	24,445,936	35,596,123	16,228,215
Distributions ($):
Distributions to shareholders:
Class M	(4,946,710)	(6,741,134)	(70,730)	(1,141,844)
Investor Shares	(454,151)	(429,901)	-	(63,274)
Total Distributions	(5,400,861)	(7,171,035)	(70,730)	(1,205,118)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	14,917	605,863	11,809,322	1,785,530
Investor Shares	7,781,801	6,792,597	3,478,668	3,624,339
Distributions reinvested:
Class M	521,004	834,734	14,064	198,763
Investor Shares	316,363	348,764	-	51,385
Cost of shares redeemed:
Class M	(23,960,230)	(45,376,962)	(17,169,019)	(60,710,576)
Investor Shares	(4,435,690)	(6,659,234)	(2,504,342)	(6,521,315)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(19,761,835)	(43,454,238)	(4,371,307)	(61,571,874)
Total Increase (Decrease) in Net Assets	20,360,047	(26,179,337)	31,154,086	(46,548,777)
Net Assets ($):
Beginning of Period	228,663,186	254,842,523	169,574,468	216,123,245
End of Period	249,023,233	228,663,186	200,728,554	169,574,468

See notes to financial statements.

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class M(a)
Shares sold	866	42,344	896,841	166,905
Shares issued for distributions reinvested	30,450	60,053	1,133	19,185
Shares redeemed	(1,362,792)	(3,055,374)	(1,348,194)	(5,942,127)
Net Increase (Decrease) in Shares Outstanding	(1,331,476)	(2,952,977)	(450,220)	(5,756,037)
Investor Shares(a)
Shares sold	416,579	415,357	266,552	332,357
Shares issued for distributions reinvested	17,081	23,220	-	4,797
Shares redeemed	(237,744)	(422,168)	(193,583)	(619,452)
Net Increase (Decrease) in Shares Outstanding	195,916	16,409	72,969	(282,298)

(a)
During the period ended February 28, 2026, 379,205 Class M shares representing $6,539,876 were exchanged for 351,488 Investor Shares for BNY Mellon
International Fund and 271,186 Class M shares representing $3,429,661 were exchanged for 262,930 Investor Shares for BNY Mellon Emerging Markets Fund.
During the period ended August 31, 2025, 437,954 Class M shares representing $6,638,201 were exchanged for 405,805 Investor Shares for BNY Mellon
International Fund and 287,567 Class M shares representing $3,040,529 were exchanged for 278,626 Investor Shares for BNY Mellon Emerging Markets Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	4,934,246	7,432,571
Net realized gain (loss) on investments	40,182,699	14,365,248
Net change in unrealized appreciation (depreciation) on investments	(9,367,960)	25,626,079
Net Increase (Decrease) in Net Assets Resulting from Operations	35,748,985	47,423,898
Distributions ($):
Distributions to shareholders:
Class M	(24,777,565)	(20,836,354)
Investor Shares	(657,557)	(494,387)
Total Distributions	(25,435,122)	(21,330,741)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	7,384,439	14,458,091
Investor Shares	2,294,494	2,591,719
Distributions reinvested:
Class M	10,968,752	8,614,945
Investor Shares	554,320	378,719
Cost of shares redeemed:
Class M	(18,153,248)	(46,447,306)
Investor Shares	(1,699,854)	(3,282,872)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,348,903	(23,686,704)
Total Increase (Decrease) in Net Assets	11,662,766	2,406,453
Net Assets ($):
Beginning of Period	451,795,791	449,389,338
End of Period	463,458,557	451,795,791

See notes to financial statements.

	BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class M(a)
Shares sold	491,968	1,041,742
Shares issued for distributions reinvested	753,626	638,097
Shares redeemed	(1,205,288)	(3,347,314)
Net Increase (Decrease) in Shares Outstanding	40,306	(1,667,475)
Investor Shares(a)
Shares sold	149,987	182,193
Shares issued for distributions reinvested	37,467	27,527
Shares redeemed	(113,387)	(237,098)
Net Increase (Decrease) in Shares Outstanding	74,067	(27,378)

(a)
During the period ended February 28, 2026, 142,112 Class M shares representing $2,145,548 were exchanged for 140,221 Investor Shares for BNY Mellon Asset
Allocation Fund. During the period ended August 31, 2025, 182,433 Class M shares representing $2,562,401 were exchanged for 180,099 Investor Shares for
BNY Mellon Asset Allocation Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.48	17.49	17.49	17.86	24.69	19.28
Investment Operations:
Net investment income(a)	.02	.07	.07	.09	.06	.04
Net realized and unrealized gain (loss) on investments	.18	1.87	2.49	1.65	(4.01)	6.99
Total from Investment Operations	.20	1.94	2.56	1.74	(3.95)	7.03
Distributions:
Dividends from net investment income	(.08 )	(.06 )	(.09 )	(.08 )	(.02 )	(.08 )
Dividends from net realized gain on investments	(13.10)	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)
Total Distributions	(13.18)	(3.95)	(2.56)	(2.11)	(2.88)	(1.62)
Net asset value, end of period	2.50	15.48	17.49	17.49	17.86	24.69
Total Return (%)	5.93 (b)	11.77	16.31	10.50	(17.82)	38.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.98 (d)	.95	.93	.92	.90	.90
Ratio of net expenses to average net assets(c)	.98 (d)	.95 (e)	.93 (e)	.92 (e)	.90	.90
Ratio of net investment income to average net assets(c)	.41 (d)	.44 (e)	.41 (e)	.52 (e)	.31	.18
Portfolio Turnover Rate	30.63 (b)	45.73	35.97	26.34	22.23	31.74
Net Assets, end of period ($ x 1,000)	94,941	586,600	1,111,121	1,445,234	1,816,047	2,831,948

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.82	16.90	16.98	17.40	24.16	18.90
Investment Operations:
Net investment income (loss)(a)	.00 (b)	.03	.03	.04	.01	(.02 )
Net realized and unrealized gain (loss) on investments	.16	1.80	2.40	1.60	(3.91)	6.86
Total from Investment Operations	.16	1.83	2.43	1.64	(3.90)	6.84
Distributions:
Dividends from net investment income	(.03 )	(.02 )	(.04 )	(.03 )	-	(.04 )
Dividends from net realized gain on investments	(13.10)	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)
Total Distributions	(13.13)	(3.91)	(2.51)	(2.06)	(2.86)	(1.58)
Net asset value, end of period	1.85	14.82	16.90	16.98	17.40	24.16
Total Return (%)	6.15 (c)	11.47	16.02	10.18	(18.00)	37.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.23 (e)	1.20	1.18	1.17	1.15	1.15
Ratio of net expenses to average net assets(d)	1.23 (e)	1.20 (f)	1.18 (f)	1.17 (f)	1.15	1.15
Ratio of net investment income (loss) to average net assets(d)	.16 (e)	.19 (f)	.16 (f)	.27 (f)	.06	(.08 )
Portfolio Turnover Rate	30.63 (c)	45.73	35.97	26.34	22.23	31.74
Net Assets, end of period ($ x 1,000)	42,988	90,164	118,898	122,937	133,236	174,867

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.54	21.48	19.64	19.76	26.07	19.28
Investment Operations:
Net investment income (loss)(a)	(.00 )(b)	.00 (b)	.07	.05	(.00 )(b)	(.05 )
Net realized and unrealized gain (loss) on investments	2.14	2.21	1.88	.34	(3.37)	6.99
Total from Investment Operations	2.14	2.21	1.95	.39	(3.37)	6.94
Distributions:
Dividends from net investment income	(.11 )	(.27 )	(.03 )	-	-	-
Dividends from net realized gain on investments	(6.51)	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )
Total Distributions	(6.62)	(2.15)	(.11 )	(.51 )	(2.94)	(.15 )
Net asset value, end of period	17.06	21.54	21.48	19.64	19.76	26.07
Total Return (%)	12.61 (c)	10.73	9.97	2.15	(14.23)	36.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12 (d)	1.09	1.06	1.04	1.01	1.01
Ratio of net expenses to average net assets	1.12 (d)	1.09 (e)	1.06 (e)	1.04 (e)	1.01	1.01
Ratio of net investment income (loss) to average net assets	(.02 )(d)	.01 (e)	.34 (e)	.27 (e)	(.01 )	(.19 )
Portfolio Turnover Rate	64.49 (c)	74.67	60.95	56.56	52.04	55.94
Net Assets, end of period ($ x 1,000)	121,073	175,704	294,498	619,375	583,546	933,506

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.65	19.77	18.10	18.30	24.41	18.11
Investment Operations:
Net investment income (loss)(a)	(.02 )	(.04 )	.02	.00 (b)	(.05 )	(.10 )
Net realized and unrealized gain (loss) on investments	1.90	2.02	1.73	.31	(3.12)	6.55
Total from Investment Operations	1.88	1.98	1.75	.31	(3.17)	6.45
Distributions:
Dividends from net investment income	(.06 )	(.22 )	-	-	-	-
Dividends from net realized gain on investments	(6.51)	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )
Total Distributions	(6.57)	(2.10)	(.08 )	(.51 )	(2.94)	(.15 )
Net asset value, end of period	14.96	19.65	19.77	18.10	18.30	24.41
Total Return (%)	12.45 (c)	10.47	9.68	1.88	(14.40)	35.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.37 (d)	1.34	1.31	1.29	1.26	1.26
Ratio of net expenses to average net assets	1.37 (d)	1.34 (e)	1.31 (e)	1.29 (e)	1.26	1.26
Ratio of net investment income (loss) to average net assets	(.27 )(d)	(.24 )(e)	.09 (e)	.02 (e)	(.26 )	(.44 )
Portfolio Turnover Rate	64.49 (c)	74.67	60.95	56.56	52.04	55.94
Net Assets, end of period ($ x 1,000)	18,860	23,058	26,997	26,309	28,378	34,249

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon International Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.55	15.22	13.66	11.71	15.38	12.78
Investment Operations:
Net investment income(a)	.10	.36	.39	.41	.33	.27
Net realized and unrealized gain (loss) on investments	3.38	1.42	1.69	2.10	(3.71)	2.64
Total from Investment Operations	3.48	1.78	2.08	2.51	(3.38)	2.91
Distributions:
Dividends from net investment income	(.42 )	(.45 )	(.52 )	(.56 )	(.29 )	(.31 )
Net asset value, end of period	19.61	16.55	15.22	13.66	11.71	15.38
Total Return (%)	21.56 (b)	12.28	15.71	21.91	(22.39)	23.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.09 (d)	1.08	1.08	1.07	1.03	1.03
Ratio of net expenses to average net assets(c)	.89 (d),(e)	.88 (e),(f)	.88 (e),(f)	.99 (e),(f)	1.03	1.03
Ratio of net investment income to average net assets(c)	1.18 (d),(e)	2.42 (e),(f)	2.77 (e),(f)	3.17 (e),(f)	2.33	1.86
Portfolio Turnover Rate	69.36 (b)	80.17	50.18	63.06	78.04	56.01
Net Assets, end of period ($ x 1,000)	223,157	210,383	238,347	276,642	337,994	603,937

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon International Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.86	16.38	14.67	12.53	16.44	13.65
Investment Operations:
Net investment income(a)	.09	.35	.38	.40	.31	.25
Net realized and unrealized gain (loss) on investments	3.64	1.55	1.82	2.26	(3.97)	2.81
Total from Investment Operations	3.73	1.90	2.20	2.66	(3.66)	3.06
Distributions:
Dividends from net investment income	(.38 )	(.42 )	(.49 )	(.52 )	(.25 )	(.27 )
Net asset value, end of period	21.21	17.86	16.38	14.67	12.53	16.44
Total Return (%)	21.44 (b)	12.05	15.36	21.64	(22.57)	22.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.34 (d)	1.33	1.33	1.32	1.28	1.28
Ratio of net expenses to average net assets(c)	1.14 (d),(e)	1.13 (e),(f)	1.13 (e),(f)	1.24 (e),(f)	1.28	1.28
Ratio of net investment income to average net assets(c)	.93 (d),(e)	2.17 (e),(f)	2.52 (e),(f)	2.92 (e),(f)	2.08	1.62
Portfolio Turnover Rate	69.36 (b)	80.17	50.18	63.06	78.04	56.01
Net Assets, end of period ($ x 1,000)	25,866	18,280	16,495	15,096	15,355	19,392

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Emerging Markets Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.51	10.40	9.58	10.77	14.15	11.35
Investment Operations:
Net investment income(a)	.02	.09	.08	.06	.50	.24
Net realized and unrealized gain (loss) on investments	2.46	1.08	.90	.03	(3.61)	2.71
Total from Investment Operations	2.48	1.17	.98	.09	(3.11)	2.95
Distributions:
Dividends from net investment income	(.01 )	(.06 )	(.16 )	(1.28)	(.27 )	(.15 )
Net asset value, end of period	13.98	11.51	10.40	9.58	10.77	14.15
Total Return (%)	21.51 (b)	11.36	10.42	1.02	(22.31)	26.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45 (c)	1.49	1.52	1.52	1.43	1.39
Ratio of net expenses to average net assets	1.20 (c),(d)	1.24 (d),(e)	1.27 (d),(e)	1.36 (d),(e)	1.43	1.39
Ratio of net investment income to average net assets	.26 (c),(d)	.86 (d),(e)	.83 (d),(e)	.61 (d),(e)	4.00	1.78
Portfolio Turnover Rate	42.38 (b)	56.48	30.57	121.64	60.15	63.29
Net Assets, end of period ($ x 1,000)	179,213	152,715	197,865	299,278	522,075	1,063,203

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Emerging Markets Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.88	10.73	9.88	11.05	14.52	11.64
Investment Operations:
Net investment income (loss)(a)	(.00 )(b)	.07	.06	.04	.48	.21
Net realized and unrealized gain (loss) on investments	2.54	1.12	.93	.04	(3.71)	2.80
Total from Investment Operations	2.54	1.19	.99	.08	(3.23)	3.01
Distributions:
Dividends from net investment income	-	(.04 )	(.14 )	(1.25)	(.24 )	(.13 )
Net asset value, end of period	14.42	11.88	10.73	9.88	11.05	14.52
Total Return (%)	21.48 (c)	11.00	10.08	.87	(22.52)	25.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70 (d)	1.74	1.77	1.77	1.68	1.64
Ratio of net expenses to average net assets	1.45 (d),(e)	1.49 (e),(f)	1.52 (e),(f)	1.61 (e),(f)	1.68	1.64
Ratio of net investment income (loss) to average net assets	(.01 )(d),(e)	.61 (e),(f)	.58 (e),(f)	.36 (e),(f)	3.75	1.53
Portfolio Turnover Rate	42.38 (c)	56.48	30.57	121.64	60.15	63.29
Net Assets, end of period ($ x 1,000)	21,516	16,859	18,259	20,047	28,873	33,827

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Asset Allocation Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.68	13.84	12.07	12.56	15.34	12.88
Investment Operations:
Net investment income(a)	.16	.24	.23	.26	.21	.16
Net realized and unrealized gain (loss) on investments	1.00	1.28	1.81	.57	(2.01)	2.81
Total from Investment Operations	1.16	1.52	2.04	.83	(1.80)	2.97
Distributions:
Dividends from net investment income	(.39 )	(.34 )	(.22 )	(.26 )	(.35 )	(.21 )
Dividends from net realized gain on investments	(.45 )	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )
Total Distributions	(.84 )	(.68 )	(.27 )	(1.32)	(.98 )	(.51 )
Net asset value, end of period	15.00	14.68	13.84	12.07	12.56	15.34
Total Return (%)	8.08 (b)	11.40	17.15	7.53	(12.62)	23.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.55 (d)	.53	.49	.46	.42	.40
Ratio of net expenses to average net assets(c),(e)	.53 (d)	.50 (f)	.45 (f)	.44 (f)	.41	.32
Ratio of net investment income to average net assets(c),(e)	2.16 (d)	1.69 (f)	1.82 (f)	2.20 (f)	1.50	1.14
Portfolio Turnover Rate	19.87 (b)	27.04	30.53	32.54	29.76	17.71
Net Assets, end of period ($ x 1,000)	451,052	440,765	438,614	420,930	432,481	537,189

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
BNY Mellon Asset Allocation Fund		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.88	14.02	12.22	12.69	15.48	13.00
Investment Operations:
Net investment income(a)	.14	.20	.20	.24	.17	.12
Net realized and unrealized gain (loss) on investments	1.01	1.30	1.83	.57	(2.02)	2.83
Total from Investment Operations	1.15	1.50	2.03	.81	(1.85)	2.95
Distributions:
Dividends from net investment income	(.37 )	(.30 )	(.18 )	(.22 )	(.31 )	(.17 )
Dividends from net realized gain on investments	(.45 )	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )
Total Distributions	(.82 )	(.64 )	(.23 )	(1.28)	(.94 )	(.47 )
Net asset value, end of period	15.21	14.88	14.02	12.22	12.69	15.48
Total Return (%)	7.91 (b)	11.12	16.86	7.29	(12.85)	23.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.80 (d)	.78	.74	.71	.67	.65
Ratio of net expenses to average net assets(c),(e)	.78 (d)	.75 (f)	.70 (f)	.69 (f)	.66	.57
Ratio of net investment income to average net assets(c),(e)	1.90 (d)	1.44 (f)	1.57 (f)	1.97 (f)	1.25	.86
Portfolio Turnover Rate	19.87 (b)	27.04	30.53	32.54	29.76	17.71
Net Assets, end of period ($ x 1,000)	12,407	11,031	10,776	7,890	8,800	7,815

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of seven series, including the following diversified funds: BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund seek capital appreciation. BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Newton Investment Management North America, LLC (“NIMNA”), also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser serves as a sub-adviser of (i) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (ii) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Small Cap Value Strategy and the Small Cap Growth Strategy; and (iii) BNY Mellon International Fund. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to NIMNA for the benefit of the funds, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM, also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser for BNY Mellon Emerging Markets Fund. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, NIMNA, which enables NIMNA to provide certain advisory services to NIM for the benefit of the funds, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the NIM and the Adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to BNY Mellon Asset Allocation Fund. INA is an indirect wholly-owned subsidiary of BNY and is registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the funds’ valuation designee

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of February 28, 2026 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Mid Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	133,085,649	—	—	133,085,649
Exchange-Traded Funds	732,026	—	—	732,026
Rights	—	—	50,731	50,731
Investment Companies	5,204,771	—	—	5,204,771
	139,022,446	—	50,731	139,073,177
BNY Mellon Small Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	137,857,553	—	—	137,857,553
Investment Companies	3,805,819	—	—	3,805,819
	141,663,372	—	—	141,663,372
BNY Mellon International Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	239,156,703	—	—	239,156,703
Equity Securities - Preferred Stocks	3,929,570	—	—	3,929,570
Investment Companies	2,390,038	—	—	2,390,038
	245,476,311	—	—	245,476,311
BNY Mellon Emerging Markets Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	191,221,699	—	0	191,221,699
Equity Securities - Preferred Stocks	4,631,720	—	—	4,631,720

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Emerging Markets Fund (continued) Assets ($) (continued)
Investment Companies	5,325,340	—	—	5,325,340
	201,178,759	—	0	201,178,759
BNY Mellon Asset Allocation Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	22,751,748	—	22,751,748
Equity Securities - Common Stocks	200,145,327	—	—	200,145,327
Foreign Governmental	—	442,307	—	442,307
Rights	—	—	488	488
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	169,437	—	169,437
U.S. Government Agencies Mortgage-Backed	—	13,124,397	—	13,124,397
U.S. Treasury Securities	—	42,336,774	—	42,336,774
Investment Companies	184,626,073	—	—	184,626,073
	384,771,400	78,824,663	488	463,596,551

†	See Schedules of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2026.
Securities Lending Agreement ($)
BNY Mellon Mid Cap Multi-Strategy Fund	1,244
BNY Mellon Small Cap Multi-Strategy Fund	2,562
BNY Mellon International Fund	348
BNY Mellon Emerging Markets Fund	334
BNY Mellon Asset Allocation Fund	518
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2026, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables. As of February 28, 2026, BNY Mellon Small Cap Multi-Strategy Fund had no securities on loan.
Assets ($)
BNY Mellon Mid Cap Multi-Strategy Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,769,586
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,769,586) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon International Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	34,380
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(34,380) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets ($)
BNY Mellon Emerging Markets Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,366,731
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,366,731) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Asset Allocation Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,477,066
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,477,066) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent each fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent each relevant fund invests in pooled investment vehicles, such as ETFs and other investment companies, each relevant fund will be affected by the investment policies, practices and performance of such entities proportion to the amount of assets each relevant fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When each relevant fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of each relevant fund.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each of the relevant fund redemption requests, including requests from shareholders who may own a significant percentage of each of the relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each of the relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each of the relevant fund’s share price and increase each of the relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Asset Allocation Fund normally declare and pay dividends from net investment income monthly. BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended February 28, 2026, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2026, the funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon International Fund	48,497,956	-	48,497,956
BNY Mellon Emerging Markets Fund	306,139,876	-	306,139,876

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended August 31, 2025. The tax character of current year distributions will be determined at the end of the current fiscal year.
	2025
Tax Character of Distributions Paid	Ordinary Income ($)†	Long-Term Capital Gains ($)
BNY Mellon Mid Cap Multi-Strategy Fund	11,616,474	239,532,155
BNY Mellon Small Cap Multi-Strategy Fund	4,257,410	24,755,202
BNY Mellon International Fund	7,171,035	-
BNY Mellon Emerging Markets Fund	1,205,118	-
BNY Mellon Asset Allocation Fund	11,038,067	10,292,674

†	Includes short-term capital gain distributions, if any.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in each fund’s prospectus. Each fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for each fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, BNY Mellon Small Cap Multi-Strategy Fund, BNY Melon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund did not borrow under either Facility.
During the period ended February 28, 2026, BNY Mellon Mid Cap Multi-Strategy Fund was charged $8,637 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Citibank Credit Facility during the period ended February 28, 2026 was approximately $371,823 with a related weighted average annualized interest rate of 4.68%. As of February 28, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rate: .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund and .65% (equity securities), .40% (debt securities) and .15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.
For BNY Mellon International Fund, the Adviser has contractually agreed from September 1, 2025 through December 31, 2026 to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $229,818 during the period ended February 28, 2026.
For BNY Mellon Emerging Markets Fund, the Adviser has contractually agreed from September 1, 2025 through December 31, 2026 to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $224,271 during the period ended February 28, 2026.
For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $64,299 during the period ended February 28, 2026.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
No administration fee is applied to assets held in BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.
Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA and NIM for each relevant fund, the Adviser pays NIMNA and NIM for each relevant fund a monthly fee at an annual rate set forth in the table below of the respective fund’s average daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund.
Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund)
BNY Mellon Mid Cap Multi-Strategy Fund	.40
BNY Mellon Small Cap Multi-Strategy Fund	.55
BNY Mellon International Fund	.255
BNY Mellon Emerging Markets Fund	.345
Pursuant to separate sub-investment advisory agreements, Geneva and Boston Partners serve as a sub-adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. The Adviser pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and INA, the Adviser pays INA a monthly fee at an annual rate of .20% of the value of BNY Mellon Asset Allocation Fund’s average daily net assets.
(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended February 28, 2026, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Mid Cap Multi-Strategy Fund	87,992
BNY Mellon Small Cap Multi-Strategy Fund	26,958
BNY Mellon International Fund	26,349
BNY Mellon Emerging Markets Fund	23,541
BNY Mellon Asset Allocation Fund	14,530
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended, February 28, 2026, there was no Transfer Agent cash management fees or earnings credits for each fund pursuant to the transfer agency agreement.
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended February 28, 2026 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Mid Cap Multi-Strategy Fund	7,729
BNY Mellon Small Cap Multi-Strategy Fund	11,968
BNY Mellon International Fund	5,748
BNY Mellon Emerging Markets Fund	16,960
BNY Mellon Asset Allocation Fund	4,423

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2026.
Chief Compliance Officer Fees ($)
BNY Mellon Mid Cap Multi-Strategy Fund	28,934
BNY Mellon Small Cap Multi-Strategy Fund	18,905
BNY Mellon International Fund	15,386
BNY Mellon Emerging Markets Fund	16,701
BNY Mellon Asset Allocation Fund	18,599
The funds compensate the Custodian for providing shareholder reporting and regulatory services for the funds. These fees are included in shareholder and regulatory reports service fees in the Statements of Operations. The below table summarizes the amount each fund was charged for shareholder reporting and regulatory services, during the period ended February 28, 2026.
Shareholder and Regulatory Reports Service Fees ($)
BNY Mellon Mid Cap Multi-Strategy Fund	9,000
BNY Mellon Small Cap Multi-Strategy Fund	9,000
BNY Mellon International Fund	9,000
BNY Mellon Emerging Markets Fund	9,000
BNY Mellon Asset Allocation Fund	8,667
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Shareholder & Regulatory Reports Service Fees ($)	Less/(Excess) Expense Reimbursement ($)
BNY Mellon Mid Cap Multi- Strategy Fund	82,965	16,593	8,383	8,250	15,292	12,000	-
BNY Mellon Small Cap Multi- Strategy Fund	94,182	16,617	3,682	12,500	10,453	12,000	-
BNY Mellon International Fund	161,035	28,418	4,863	6,000	5,850	12,000	(37,775)
BNY Mellon Emerging Markets Fund	172,220	22,461	4,029	32,000	6,806	12,000	(37,683)
BNY Mellon Asset Allocation Fund	144,519	32,052	2,248	4,000	7,101	11,667	(31,963)
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2026.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon Mid Cap Multi-Strategy Fund	125,001,637	653,603,237
BNY Mellon Small Cap Multi-Strategy Fund	109,058,094	184,232,568
BNY Mellon International Fund	158,704,104	183,969,810
BNY Mellon Emerging Markets Fund	75,237,969	80,771,253
BNY Mellon Asset Allocation Fund	104,521,824	90,857,809
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at February 28, 2026.
Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon Mid Cap Multi-Strategy Fund	79,040,064	(870,603)	78,169,461
BNY Mellon Small Cap Multi-Strategy Fund	34,507,183	(5,137,795)	29,369,388
BNY Mellon International Fund	36,760,215	(3,242,386)	33,517,829
BNY Mellon Emerging Markets Fund	67,252,469	(18,659,426)	48,593,043
BNY Mellon Asset Allocation Fund	160,559,800	(18,046,782)	142,513,018
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
NOTE 5—
Subsequent Event:
The Board has approved the liquidation of BNY Mellon Mid Cap Multi-Strategy Fund (“Liquidated Fund”), a series of the Trust, effective on or about May 22, 2026 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Liquidated Fund management, the Liquidated Fund’s portfolio securities will be sold and the Liquidated Fund may cease to pursue its investment objective and policies. The liquidation of the Liquidated Fund may result in one or more taxable events for shareholders subject to federal income tax.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. Each fund is charged for services performed by each fund’s Chief Compliance Officer. Compensation paid by each fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statements of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by each fund during the period is shown in the table below.
Aggregate Amount of Trustees’ fees and expenses and Chief Compliance Officer fees ($)
BNY Mellon Mid Cap Multi-Strategy Fund	78,420
BNY Mellon Small Cap Multi-Strategy Fund	35,745
BNY Mellon International Fund	35,763
BNY Mellon Emerging Markets Fund	32,046
BNY Mellon Asset Allocation Fund	60,655

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on September 15-16, 2025 (the “September Meeting”), the Board discussed with representatives of the Adviser the realignment of certain internal investment personnel, whereby certain primary portfolio managers of the funds who are employees of the Adviser and BNY Wealth would become employees of Insight North America LLC (“INA”), an affiliate of the Adviser and BNY Wealth, and would no longer be employees of BNYIA or BNY Wealth (the “Realignment”), with the Realignment scheduled to occur on or about October 1, 2025 (the “Effective Date”). In connection with the Realignment, management of the Adviser and BNY Wealth recommended that the primary portfolio manager responsible for managing the investments of BNY Mellon Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund and the fixed-income investments portion of BNY Mellon Asset Allocation Fund continue to manage the respective fund’s portfolio albeit as an employee of INA. Consequently, the Adviser proposed to engage INA to serve as each fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed revising the Trust’s Investment Advisory Agreement to reflect the engagement of INA as sub-investment adviser to each fund (as revised, the “Revised Investment Advisory Agreement” and, together with the Sub-Advisory Agreement, the ”Agreements“), to be effective on the Effective Date.
At the September Meeting, the Adviser recommended the approval of the Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to each fund, and the Revised Investment Advisory Agreement. As to each fund, the recommendation for the approval of the Sub-Advisory Agreement and the Revised Investment Advisory Agreement was based on the following considerations, among others: (i) approval of the Agreements would permit the fund’s current portfolio manager to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Adviser also confirmed that the appointment of INA as the funds’ sub-investment adviser and the adoption of the Sub-Advisory Agreement would not require the approval of the funds’ shareholders under the 1940 Act or the Investment Advisers Act of 1940, as amended. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered during the meeting of the Board held on March 24-25, 2025 (the ”March Meeting“)in connection with the annual contract renewal process (the ”15(c) Process“), at which the Board re-approved the Trust’s Investment Advisory Agreement for the ensuing year, other than the information about the Realignment and INA.
At the September Meeting, the Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and INA. Since the Board had renewed the Trust’s Investment Advisory Agreement as part of the 15(c) Process, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations during the 15(c) Process portion of the March Meeting. In considering approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
At the September Meeting, the Board considered and approved the Sub-Advisory Agreement and the Revised Investment Advisory Agreement. In determining whether to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement, the Board considered the materials prepared by the Adviser received in advance of the September Meeting and other information presented at the September Meeting, which included: (i) a form of the Sub-Advisory Agreement and a form of the Revised Investment Advisory Agreement; (ii) information regarding the Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; (iv) information regarding the level of the sub-investment advisory fee to be charged by INA; (v) information regarding INA’s compliance program; and (vi) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an ”assignment“ of the Investment Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the September Meeting and in connection with the 15(c) Process at the March Meeting.
Nature, Extent and Quality of Services to be Provided. As to each fund, in examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the Sub-Advisory Agreement, the Board considered: (i) INA’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
providing portfolio management services which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio manager, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the Sub-Advisory Agreement. The Board also considered, as it related to the Revised Investment Advisory Agreement, the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel, and the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the fund as a result of the proposed changes to the fund’s investment advisory arrangements.
Investment Performance. The Board had considered each fund’s investment performance and that of the investment team managing the fund’s portfolio as part of the 15(c) Process of the March Meeting (including comparative data provided by Broadridge Financial Solutions, Inc.). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement.
Costs of Services to be Provided and Profitability. As to each fund, the Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, during the 15(c) Process portion of the March Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to each fund by the Adviser under the Revised Investment Advisory Agreement and INA under the Sub-Advisory Agreement.
Economies of Scale to be Realized. As to each fund, the Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, which had been done during the 15(c) Process portion of the March Meeting. At that time, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Trust’s Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the funds, and such ancillary benefits, if any, were determined to be reasonable.
In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, as to each fund, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the Sub-Advisory Agreement and Revised Investment Advisory Agreement for the fund effective as of the Effective Date.

© 2026 BNY Mellon Securities Corporation
Code-MFTNCSRSA0226-EQ

BNY Mellon Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
M	MPBFX
Investor	MIBDX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates — .4%
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(a)	5.18	9/27/2055	3,500,000	3,499,152
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(a)	4.61	9/15/2043	859,000	867,263
Total Asset-Backed Securities (cost $4,343,408)				4,366,415
Commercial Mortgage-Backed — .9%
Commercial Mortgage Pass-Through Certificates — .9%
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(a)	5.57	4/25/2065	3,237,435	3,291,646
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(a)	4.74	12/25/2065	2,020,511	2,030,940
Verus Securitization Trust, Ser. 2025-5, Cl. A1(a)	5.43	6/25/2070	2,902,157	2,933,107
Verus Securitization Trust, Ser. 2026-2, Cl. A3(a)	5.05	2/25/2071	2,055,555	2,054,529
Total Commercial Mortgage-Backed (cost $10,297,026)				10,310,222
Corporate Bonds and Notes — 31.9%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	4,750,000	4,615,433
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,289,845
				8,905,278
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,913,257	2,882,316
Automobiles & Components — .6%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,845,427
Banks — 10.5%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	8,650,000	8,771,584
Bank of America Corp., Sr. Unscd. Notes	4.46	2/6/2032	6,968,000	7,021,694
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,323,501
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,930,961
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,718,878
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,960,408
HSBC Holdings PLC, Sr. Unscd. Notes(c)	6.25	3/9/2034	8,000,000	8,748,530
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	5,475,000	5,738,285
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	3,400,000	3,435,958
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.44	5/12/2032	4,768,000	4,796,432
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	8,171,161
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,645,437
Nordea Bank Abp, Jr. Sub. Notes(a),(b)	6.63	3/26/2026	4,280,000	4,290,007
Santander Holdings USA, Inc., Sr. Unscd. Bonds(c)	7.66	11/9/2031	6,800,000	7,678,113
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	8,000,000	8,788,274
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	8,990,001
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	8,500,000	8,820,035
				125,829,259
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,882,357
Consumer Discretionary — .2%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	2,000,000	2,112,718
Diversified Financials — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,871,862
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	4,000,000	3,908,852
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 31.9% (continued)
Diversified Financials — 3.6% (continued)
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	5,000,000	5,164,870
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,500,000	5,247,822
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	1,800,000	1,744,786
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,456,713
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,437,751
CDP Financial, Inc., Gtd. Notes(a)	4.88	6/5/2029	3,500,000	3,644,025
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	4,130,000	3,802,432
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	3,500,000	3,611,266
				42,890,379
Electronic Components — .5%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,357,186
Energy — 2.3%
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	1,800,000	1,791,975
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,555,358
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,163,083
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,114,918
Kinder Morgan, Inc., Gtd. Notes(c)	5.20	6/1/2033	5,500,000	5,741,013
MPLX LP, Sr. Unscd. Notes	6.10	4/1/2056	2,896,000	2,895,390
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,811,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	5,002,917
				28,076,320
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,790,685
Health Care — 3.3%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	2,951,000	2,963,304
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,861,695
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,189,585
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,661,597
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,930,454
HCA, Inc., Gtd. Notes	5.75	3/1/2035	5,100,000	5,400,578
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,685,983
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,931,482
				39,624,678
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,647,466
Information Technology — .7%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	6,265,026
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	1,931,000	1,882,694
				8,147,720
Insurance — .6%
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	1,461,000	1,474,557
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	5,934,080
				7,408,637
Internet Software & Services — 1.1%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	2,286,000	2,340,857
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	5,250,000	5,034,176
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,324,927
				13,699,960
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 31.9% (continued)
Metals & Mining — .4%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	5,148,898
Retailing — .4%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,929,046
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	3,698,323
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	6,000,000	5,178,322
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	5,275,000	5,512,716
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	3,150,000	2,976,899
				17,366,260
Telecommunication Services — 1.6%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,621,302
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	5,685,000	4,329,259
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	6,285,870
				19,236,431
Transportation — .3%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	3,750,000	3,750,000
Utilities — 2.2%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	2,798,000	2,802,128
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	2,000,000	2,007,830
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036	1,097,000	1,100,818
CMS Energy Corp., Jr. Sub. Notes(c)	6.50	6/1/2055	2,000,000	2,091,116
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.88	1/15/2066	1,200,000	1,198,730
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	1,517,000	1,515,418
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036	1,739,000	1,741,859
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	2,000,000	2,094,023
Exelon Corp., Sr. Unscd. Notes	4.95	3/15/2036	3,000,000	2,983,644
Indiana Michigan Power Co., Sr. Unscd. Notes	5.60	3/15/2056	1,789,000	1,784,393
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,462,338
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036	456,000	457,688
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056	2,221,000	2,195,236
				26,435,221
Total Corporate Bonds and Notes (cost $387,801,991)				383,966,242
Foreign Governmental — .8%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,100,241
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	4,130,000	3,681,482
Province of Manitoba, Canada, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,785,350
Total Foreign Governmental (cost $9,151,294)				9,567,073
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1 (cost $3,000,000)	3.49	6/1/2036	3,000,000	2,625,339
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $4,151,945)	1.83	12/16/2052	4,416,875	3,795,911

5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 23.6%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051-2/1/2052(d)	12,268,762	10,241,205
2.50%, 10/1/2051-12/1/2051(d)	14,675,837	12,930,190
3.00%, 6/1/2052(d)	5,415,486	4,911,635
3.50%, 7/1/2047(d)	4,982,905	4,782,670
5.00%, 11/1/2052-11/1/2055(d)	32,632,832	33,100,828
5.50%, 12/1/2045-11/1/2055(d)	32,217,399	33,060,633
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)	33,427,506	28,024,092
2.50%, 6/1/2051-4/1/2052(d)	23,582,490	20,560,214
3.00%, 6/1/2052-7/1/2052(d)	24,410,890	22,144,926
3.50%, 3/1/2048-9/1/2052(d)	10,929,158	10,373,929
4.00%, 4/1/2052-9/1/2052(d)	10,350,710	10,101,433
4.50%, 10/1/2052(d)	5,431,817	5,406,169
5.00%, 1/1/2055(d)	6,180,474	6,261,218
5.50%, 7/1/2055-11/1/2055(d)	13,297,510	13,643,688
6.00%, 11/1/2054(d)	5,661,351	5,823,966
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	17,383,890	14,561,277
2.50%, 5/20/2051	9,352,987	8,108,772
3.00%, 6/20/2050	2,143,591	1,924,257
3.50%, 1/20/2052-9/20/2053	9,629,531	9,231,750
4.00%, 2/20/2051-6/20/2051	7,080,669	6,738,388
4.50%, 7/20/2052	6,717,227	6,695,903
6.50%, 1/20/2056	7,540,317	7,864,829
7.00%, 6/20/2055	5,311,216	5,495,050
7.50%, 7/20/2054	2,313,651	2,404,613
Total U.S. Government Agencies Mortgage-Backed (cost $284,229,088)		284,391,635

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 41.9%
U.S. Treasury Bonds	3.63	2/15/2053	7,000,000	5,878,633
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	15,014,322
U.S. Treasury Bonds	3.88	2/15/2043	15,435,000	14,305,110
U.S. Treasury Bonds(c)	4.00	11/15/2052	2,323,000	2,087,842
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,489,043
U.S. Treasury Bonds(c)	4.63	11/15/2045	34,600,000	34,835,172
U.S. Treasury Bonds(c)	4.63	11/15/2055	12,600,000	12,581,297
U.S. Treasury Bonds	4.75	2/15/2045	19,500,000	19,993,594
U.S. Treasury Bonds(c)	4.75	11/15/2053	5,750,000	5,844,785
U.S. Treasury Bonds	4.75	8/15/2055	7,750,000	7,894,101
U.S. Treasury Inflation Indexed Notes(e)	0.50	1/15/2028	10,509,920	10,440,223
U.S. Treasury Notes	2.88	4/30/2029	1,000,000	984,258
U.S. Treasury Notes	3.25	6/30/2029	17,435,000	17,345,782
U.S. Treasury Notes(c)	3.50	1/31/2028	35,000,000	35,069,727
U.S. Treasury Notes(c)	3.50	9/30/2029	15,150,000	15,183,732
U.S. Treasury Notes	3.50	11/30/2030	10,750,000	10,745,801
U.S. Treasury Notes	3.63	8/31/2029	21,750,000	21,889,761
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	10,059,961
U.S. Treasury Notes(c)	3.63	8/31/2030	5,110,000	5,136,947
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 41.9% (continued)
U.S. Treasury Notes	3.63	9/30/2030	1,250,000	1,256,592
U.S. Treasury Notes	3.63	12/31/2030	25,000,000	25,119,140
U.S. Treasury Notes	3.75	5/15/2028	8,026,000	8,087,606
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,369,092
U.S. Treasury Notes	3.75	11/30/2032	7,675,000	7,696,436
U.S. Treasury Notes	3.88	4/30/2030	5,500,000	5,585,078
U.S. Treasury Notes	3.88	6/30/2030	10,000,000	10,156,640
U.S. Treasury Notes	3.88	12/31/2032	23,750,000	23,987,500
U.S. Treasury Notes	4.00	7/31/2030	16,500,000	16,842,891
U.S. Treasury Notes(c)	4.00	11/15/2035	15,500,000	15,558,125
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	13,848,047
U.S. Treasury Notes	4.25	2/28/2029	16,105,000	16,495,043
U.S. Treasury Notes	4.25	6/30/2029	18,660,000	19,148,003
U.S. Treasury Notes	4.25	1/31/2030	6,000,000	6,173,437
U.S. Treasury Notes	4.25	5/15/2035	6,250,000	6,411,377
U.S. Treasury Notes	4.38	8/31/2028	12,920,000	13,224,326
U.S. Treasury Notes	4.38	11/30/2028	19,500,000	20,000,449
U.S. Treasury Notes	4.38	5/15/2034	5,000	5,192
U.S. Treasury Notes	4.50	5/31/2029	4,915,000	5,078,673
U.S. Treasury Notes	4.63	5/31/2031	10,455,000	10,985,714
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,318,039
Total U.S. Treasury Securities (cost $500,918,598)				505,127,491

	1-Day Yield (%)	Shares
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $613,962)	3.72	613,962	613,962
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $1,627,370)	3.72	1,627,370	1,627,370
Total Investments (cost $1,206,134,682)		100.2%	1,206,391,660
Liabilities, Less Cash and Receivables		(.2%)	(1,848,569)
Net Assets		100.0%	1,204,543,091

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $60,741,479 or 5.0% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $132,816,927 and the value of the collateral was
$136,470,832, consisting of cash collateral of $1,627,370 and U.S. Government & Agency securities valued at $134,843,462.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	5,920,346	101,863,509	(107,169,893)	613,962	126,607
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	4,017,569	207,685,588	(210,075,787)	1,627,370	72,126††
Total - .2%	9,937,915	309,549,097	(317,245,680)	2,241,332	198,733

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	201	6/30/2026	42,007,690	42,063,961	56,271
10 Year U.S. Treasury Note	36	6/18/2026	4,085,139	4,097,250	12,111
Futures Short
5 Year U.S. Treasury Note	236	6/30/2026	25,850,836	25,993,189	(142,353)
Ultra 10 Year U.S. Treasury Note	13	6/18/2026	1,515,497	1,517,547	(2,050)
Ultra U.S. Treasury Bond	19	6/18/2026	2,278,179	2,310,282	(32,103)
Gross Unrealized Appreciation					68,382
Gross Unrealized Depreciation					(176,506)
See notes to financial statements.
8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $132,816,927)—Note 1(b):
Unaffiliated issuers	1,203,893,350	1,204,150,328
Affiliated issuers	2,241,332	2,241,332
Cash collateral held by broker—Note 4		601,212
Dividends, interest and securities lending income receivable		10,345,534
Receivable for shares of Beneficial Interest subscribed		760,217
Prepaid expenses		24,309
		1,218,122,932
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		533,722
Cash overdraft due to Custodian		2,854,501
Payable for investment securities purchased		6,598,972
Payable for shares of Beneficial Interest redeemed		1,783,935
Liability for securities on loan—Note 1(b)		1,627,370
Payable for futures variation margin—Note 4		77,585
Trustees’ fees and expenses payable		55,300
Other accrued expenses		48,456
		13,579,841
Net Assets ($)		1,204,543,091
Composition of Net Assets ($):
Paid-in capital		1,358,626,672
Total distributable earnings (loss)		(154,083,581)
Net Assets ($)		1,204,543,091

Net Asset Value Per Share	Class M	Investor Shares
Net Assets ($)	1,195,237,859	9,305,232
Shares Outstanding	106,312,777	826,719
Net Asset Value Per Share ($)	11.24	11.26
See notes to financial statements.
9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	26,339,682
Dividends:
Affiliated issuers	126,607
Affiliated income net of rebates from securities lending—Note 1(b)	72,126
Total Income	26,538,415
Expenses:
Management fee—Note 3(a)	2,418,287
Administration fee—Note 3(a)	877,748
Trustees’ fees and expenses—Note 3(c)	109,693
Professional fees	63,382
Loan commitment fees—Note 2	24,270
Registration fees	18,576
Chief Compliance Officer fees—Note 3(b)	15,059
Shareholder servicing costs—Note 3(b)	11,691
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Custodian fees—Note 3(b)	8,544
Prospectus and shareholders’ reports	4,431
Miscellaneous	11,757
Total Expenses	3,572,438
Net Investment Income	22,965,977
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,232,787)
Net realized gain (loss) on futures	(175,783)
Net Realized Gain (Loss)	(4,408,570)
Net change in unrealized appreciation (depreciation) on investments	26,922,270
Net change in unrealized appreciation (depreciation) on futures	(108,124)
Net Change in Unrealized Appreciation (Depreciation)	26,814,146
Net Realized and Unrealized Gain (Loss) on Investments	22,405,576
Net Increase in Net Assets Resulting from Operations	45,371,553
See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	22,965,977	49,147,835
Net realized gain (loss) on investments	(4,408,570)	(21,464,434)
Net change in unrealized appreciation (depreciation) on investments	26,814,146	7,023,410
Net Increase (Decrease) in Net Assets Resulting from Operations	45,371,553	34,706,811
Distributions ($):
Distributions to shareholders:
Class M	(22,981,737)	(48,685,338)
Investor Shares	(169,313)	(314,621)
Total Distributions	(23,151,050)	(48,999,959)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	82,620,025	330,918,282
Investor Shares	8,047,248	17,616,862
Distributions reinvested:
Class M	3,353,016	10,018,259
Investor Shares	123,229	261,592
Cost of shares redeemed:
Class M	(167,272,284)	(344,116,679)
Investor Shares	(6,385,680)	(19,626,824)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(79,514,446)	(4,928,508)
Total Increase (Decrease) in Net Assets	(57,293,943)	(19,221,656)
Net Assets ($):
Beginning of Period	1,261,837,034	1,281,058,690
End of Period	1,204,543,091	1,261,837,034
Capital Share Transactions (Shares):
Class M(a)
Shares sold	7,406,694	30,048,986
Shares issued for distributions reinvested	301,084	912,612
Shares redeemed	(14,994,786)	(31,538,304)
Net Increase (Decrease) in Shares Outstanding	(7,287,008)	(576,706)
Investor Shares(a)
Shares sold	720,732	1,609,462
Shares issued for distributions reinvested	11,053	23,811
Shares redeemed	(571,969)	(1,795,375)
Net Increase (Decrease) in Shares Outstanding	159,816	(162,102)

(a)
During the period ended February 28, 2026, 713,802 Class M shares representing $7,963,217 were exchanged for 713,208 Investor Shares and during the period ended August 31, 2025, 1,569,314 Class M shares representing $17,178,056 were exchanged for 1,569,110 Investor Shares.

See notes to financial statements.
11

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class M Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.04	11.14	10.77	11.22	13.10	13.63
Investment Operations:
Net investment income(a)	.21	.42	.39	.32	.25	.23
Net realized and unrealized gain (loss) on investments	.20	(.10 )	.37	(.44 )	(1.83)	(.17 )
Total from Investment Operations	.41	.32	.76	(.12 )	(1.58)	.06
Distributions:
Dividends from net investment income	(.21 )	(.42 )	(.39 )	(.33 )	(.30 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	-	(.28 )
Total Distributions	(.21 )	(.42 )	(.39 )	(.33 )	(.30 )	(.59 )
Net asset value, end of period	11.24	11.04	11.14	10.77	11.22	13.10
Total Return (%)	3.77 (b)	2.95	7.20	(1.05)	(12.19)	.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59 (c)	.58	.57	.57	.55	.55
Ratio of net expenses to average net assets	.59 (c)	.58 (d)	.57 (d)	.57 (d)	.55	.55
Ratio of net investment income to average net assets	3.80 (c)	3.84 (d)	3.62 (d)	2.91 (d)	2.07	1.71
Portfolio Turnover Rate	30.95 (b)	58.24	56.80	45.46	88.66	72.04
Net Assets, end of period ($ x 1,000)	1,195,238	1,254,468	1,271,824	1,181,267	1,172,292	1,339,003

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.05	11.14	10.76	11.21	13.08	13.60
Investment Operations:
Net investment income(a)	.20	.39	.36	.29	.23	.20
Net realized and unrealized gain (loss) on investments	.21	(.10 )	.37	(.44 )	(1.83)	(.16 )
Total from Investment Operations	.41	.29	.73	(.15 )	(1.60)	.04
Distributions:
Dividends from net investment income	(.20 )	(.38 )	(.35 )	(.30 )	(.27 )	(.28 )
Dividends from net realized gain on investments	-	-	-	-	-	(.28 )
Total Distributions	(.20 )	(.38 )	(.35 )	(.30 )	(.27 )	(.56 )
Net asset value, end of period	11.26	11.05	11.14	10.76	11.21	13.08
Total Return (%)	3.70 (b)	2.71	6.94	(1.38)	(12.39)	.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (c)	.83	.82	.82	.80	.80
Ratio of net expenses to average net assets	.84 (c)	.83 (d)	.82 (d)	.82 (d)	.80	.80
Ratio of net investment income to average net assets	3.55 (c)	3.59 (d)	3.37 (d)	2.66 (d)	1.82	1.46
Portfolio Turnover Rate	30.95 (b)	58.24	56.80	45.46	88.66	72.04
Net Assets, end of period ($ x 1,000)	9,305	7,369	9,234	8,800	10,822	11,286

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and current income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, to serve as the fund’s sub-adviser.
The Bank of New York Mellon serves as administrator for the fund pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are represen
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
tative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,366,415	—	4,366,415
Commercial Mortgage-Backed	—	10,310,222	—	10,310,222
Corporate Bonds and Notes	—	383,966,242	—	383,966,242
Foreign Governmental	—	9,567,073	—	9,567,073
Municipal Securities	—	2,625,339	—	2,625,339
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,795,911	—	3,795,911
U.S. Government Agencies Mortgage-Backed	—	284,391,635	—	284,391,635
U.S. Treasury Securities	—	505,127,491	—	505,127,491
Investment Companies	2,241,332	—	—	2,241,332
	2,241,332	1,204,150,328	—	1,206,391,660
Other Financial Instruments:
Futures††	68,382	—	—	68,382
	68,382	—	—	68,382
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
(continued)
Liabilities ($)
Other Financial Instruments:
Futures††	(176,506)	—	—	(176,506)
	(176,506)	—	—	(176,506)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $9,877 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	132,816,927
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(132,816,927)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $148,073,039 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $51,663,355 of short-term capital losses and $96,409,684 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows: ordinary income $48,999,959. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, the fund was charged $11,640 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays the fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees and earnings credits for the fund.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $8,544 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2026, the fund was charged $51 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2026, the fund was charged $15,059 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $368,790, Administration fees of $138,296, Shareholder Services Plan fees of $1,755, Custodian fees of $7,500, Chief Compliance Officer fees of $5,361, Checkwriting fees of $20 and shareholder and regulatory reports service fees of $12,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended February 28, 2026, amounted to $373,637,452 and $442,624,276, respectively.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	68,382 (1)	Interest Rate Risk	(176,506)(1)
Gross fair value of derivative contracts	68,382		(176,506)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(175,783)	(175,783)
Total	(175,783)	(175,783)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(108,124)	(108,124)
Total	(108,124)	(108,124)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	6,594,459
Interest Rate Futures Short	4,260,145
At February 28, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $148,854, consisting of $28,363,310 gross unrealized appreciation and $28,214,456 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $124,752.
24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on September 15-16, 2025 (the “September Meeting”), the Board discussed with representatives of the Adviser the realignment of certain internal investment personnel, whereby certain primary portfolio managers of the funds who are employees of the Adviser and BNY Wealth would become employees of Insight North America LLC (“INA”), an affiliate of the Adviser and BNY Wealth, and would no longer be employees of BNYIA or BNY Wealth (the “Realignment”), with the Realignment scheduled to occur on or about October 1, 2025 (the “Effective Date”). In connection with the Realignment, management of the Adviser and BNY Wealth recommended that the primary portfolio manager responsible for managing the investments of BNY Mellon Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund and the fixed-income investments portion of BNY Mellon Asset Allocation Fund continue to manage the respective fund’s portfolio albeit as an employee of INA. Consequently, the Adviser proposed to engage INA to serve as each fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed revising the Trust’s Investment Advisory Agreement to reflect the engagement of INA as sub-investment adviser to each fund (as revised, the “Revised Investment Advisory Agreement” and, together with the Sub-Advisory Agreement, the ”Agreements“), to be effective on the Effective Date.
At the September Meeting, the Adviser recommended the approval of the Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to each fund, and the Revised Investment Advisory Agreement. As to each fund, the recommendation for the approval of the Sub-Advisory Agreement and the Revised Investment Advisory Agreement was based on the following considerations, among others: (i) approval of the Agreements would permit the fund’s current portfolio manager to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Adviser also confirmed that the appointment of INA as the funds’ sub-investment adviser and the adoption of the Sub-Advisory Agreement would not require the approval of the funds’ shareholders under the 1940 Act or the Investment Advisers Act of 1940, as amended. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered during the meeting of the Board held on March 24-25, 2025 (the ”March Meeting“)in connection with the annual contract renewal process (the ”15(c) Process“), at which the Board re-approved the Trust’s Investment Advisory Agreement for the ensuing year, other than the information about the Realignment and INA.
At the September Meeting, the Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and INA. Since the Board had renewed the Trust’s Investment Advisory Agreement as part of the 15(c) Process, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations during the 15(c) Process portion of the March Meeting. In considering approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
At the September Meeting, the Board considered and approved the Sub-Advisory Agreement and the Revised Investment Advisory Agreement. In determining whether to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement, the Board considered the materials prepared by the Adviser received in advance of the September Meeting and other information presented at the September Meeting, which included: (i) a form of the Sub-Advisory Agreement and a form of the Revised Investment Advisory Agreement; (ii) information regarding the Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; (iv) information regarding the level of the sub-investment advisory fee to be charged by INA; (v) information regarding INA’s compliance program; and (vi) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an ”assignment“ of the Investment Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the September Meeting and in connection with the 15(c) Process at the March Meeting.
Nature, Extent and Quality of Services to be Provided. As to each fund, in examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the Sub-Advisory Agreement, the Board considered: (i) INA’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
providing portfolio management services which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio manager, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the Sub-Advisory Agreement. The Board also considered, as it related to the Revised Investment Advisory Agreement, the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel, and the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the fund as a result of the proposed changes to the fund’s investment advisory arrangements.
Investment Performance. The Board had considered each fund’s investment performance and that of the investment team managing the fund’s portfolio as part of the 15(c) Process of the March Meeting (including comparative data provided by Broadridge Financial Solutions, Inc.). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement.
Costs of Services to be Provided and Profitability. As to each fund, the Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, during the 15(c) Process portion of the March Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to each fund by the Adviser under the Revised Investment Advisory Agreement and INA under the Sub-Advisory Agreement.
Economies of Scale to be Realized. As to each fund, the Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, which had been done during the 15(c) Process portion of the March Meeting. At that time, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Trust’s Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the funds, and such ancillary benefits, if any, were determined to be reasonable.
In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, as to each fund, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the Sub-Advisory Agreement and Revised Investment Advisory Agreement for the fund effective as of the Effective Date.
26

© 2026 BNY Mellon Securities Corporation
Code-0961NCSRSA0226

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
M	MMBMX
Investor	MMBIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7%
Alabama — 4.3%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	2,500,000	2,762,180
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,000,000	2,180,752
				4,942,932
California — 2.2%
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. A1(a)	5.00	2/1/2036	1,000,000	1,110,679
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	1,250,000	1,384,430
				2,495,109
Georgia — 2.4%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,721,692
Illinois — 1.9%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,151,072
Massachusetts — 80.5%
Boston, GO, Ser. A	3.00	11/1/2034	1,535,000	1,545,970
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,134,513
Concord, GO	4.00	1/15/2043	1,000,000	1,026,589
Easton, GO, Refunding	4.00	2/1/2042	500,000	516,274
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	731,376
Groton, GO	3.00	8/15/2033	390,000	392,085
Hingham, GO	3.00	2/15/2034	1,240,000	1,244,900
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	400,000	401,594
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,332,268
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,987,706
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	561,148
Massachusetts, GO, Ser. C	5.00	10/1/2052	1,250,000	1,301,143
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,156,259
Massachusetts, GO, Refunding, Ser. B	5.00	6/1/2041	610,000	703,402
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,645,623
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	689,996
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,175,947
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,120,461
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,317,819
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	1,000,000	1,017,200
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	335,623
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	350,698
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	1,180,000	1,427,630
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,090,844
Massachusetts Development Finance Agency, Revenue Bonds, Ser. F	5.00	7/1/2041	1,225,000	1,402,591
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,527,514
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,617,473
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	861,732
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,947,008
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
Massachusetts — 80.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,017,137
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,287,157
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,006,085
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	997,673
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	375,828
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	395,642
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	826,949
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	855,675
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,515,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	731,949
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,500,679
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,730,180
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	753,390
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,347,444
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,060,949
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	513,096
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,000,652
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,500,343
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A1(a)	5.00	5/13/2032	750,000	866,377
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,000,000	2,250,265
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	570,738
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	437,594
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	489,535
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	470,312
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,405,829
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,000,000	1,223,714
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,261,689
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	2,395,000	2,433,037
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	999,754
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
Massachusetts — 80.5% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,035,000	1,029,044
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	60,000	60,021
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,025,000	1,036,380
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	325,000	326,143
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,240,000	1,233,392
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	280,928
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	333,535
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,684,184
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,077,802
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	926,521
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	531,384
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,110,774
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,760,342
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2039	750,000	881,359
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	823,433
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,461,013
Newton, GO	4.00	8/15/2043	680,000	701,679
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	1,009,819
Sharon, GO	3.00	2/15/2033	1,750,000	1,759,795
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,131,480
Waltham, GO	3.00	10/15/2032	910,000	914,856
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,133,047
Worcester, GO, Refunding (Insured; Assured Guaranty Corp.)	2.00	2/15/2033	2,000,000	1,889,228
				92,484,691
New York — 2.2%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,534,444
U.S. Related — 4.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	109,807
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	112,665
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	137,841
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,094,645
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	7/1/2038	1,020,000	1,141,585
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2039	1,000,000	1,132,770
Puerto Rico, Notes(b)	2.28	11/1/2051	396,441	245,298
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	317,483
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
U.S. Related — 4.2% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	271,217
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	302,299
				4,865,610
Total Investments (cost $111,921,285)			97.7%	112,195,550
Cash and Receivables (Net)			2.3%	2,676,094
Net Assets			100.0%	114,871,644

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	111,921,285	112,195,550
Cash		1,357,663
Interest receivable		1,209,934
Receivable for shares of Beneficial Interest subscribed		208,000
Prepaid expenses		16,880
		114,988,027
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		64,273
Payable for shares of Beneficial Interest redeemed		6,392
Trustees’ fees and expenses payable		5,108
Other accrued expenses		40,610
		116,383
Net Assets ($)		114,871,644
Composition of Net Assets ($):
Paid-in capital		122,393,563
Total distributable earnings (loss)		(7,521,919)
Net Assets ($)		114,871,644

Net Asset Value Per Share	Class M	Investor Shares
Net Assets ($)	105,867,388	9,004,256
Shares Outstanding	8,359,737	711,431
Net Asset Value Per Share ($)	12.66	12.66
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Interest Income	1,847,288
Expenses:
Management fee—Note 3(a)	206,252
Administration fee—Note 3(a)	85,546
Professional fees	25,761
Registration fees	15,865
Chief Compliance Officer fees—Note 3(b)	15,059
Shareholder servicing costs—Note 3(b)	10,578
Trustees’ fees and expenses—Note 3(c)	10,536
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Prospectus and shareholders’ reports	4,763
Loan commitment fees—Note 2	1,256
Custodian fees—Note 3(b)	1,011
Miscellaneous	6,803
Total Expenses	392,430
Less—reduction in fees due to earnings credits—Note 3(b)	(911)
Net Expenses	391,519
Net Investment Income	1,455,769
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(98,282)
Net change in unrealized appreciation (depreciation) on investments	4,546,211
Net Realized and Unrealized Gain (Loss) on Investments	4,447,929
Net Increase in Net Assets Resulting from Operations	5,903,698
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	1,455,769	3,239,549
Net realized gain (loss) on investments	(98,282)	(768,399)
Net change in unrealized appreciation (depreciation) on investments	4,546,211	(1,009,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,903,698	1,461,199
Distributions ($):
Distributions to shareholders:
Class M	(1,350,805)	(3,055,183)
Investor Shares	(93,377)	(168,574)
Total Distributions	(1,444,182)	(3,223,757)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	5,465,376	31,555,394
Investor Shares	4,084,042	3,447,924
Distributions reinvested:
Class M	92,046	224,791
Investor Shares	72,446	126,752
Cost of shares redeemed:
Class M	(17,573,885)	(56,759,509)
Investor Shares	(3,119,098)	(3,675,164)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(10,979,073)	(25,079,812)
Total Increase (Decrease) in Net Assets	(6,519,557)	(26,842,370)
Net Assets ($):
Beginning of Period	121,391,201	148,233,571
End of Period	114,871,644	121,391,201
Capital Share Transactions (Shares):
Class M(a)
Shares sold	438,636	2,599,712
Shares issued for distributions reinvested	7,368	18,420
Shares redeemed	(1,410,808)	(4,670,896)
Net Increase (Decrease) in Shares Outstanding	(964,804)	(2,052,764)
Investor Shares(a)
Shares sold	327,635	282,714
Shares issued for distributions reinvested	5,802	10,399
Shares redeemed	(249,378)	(299,788)
Net Increase (Decrease) in Shares Outstanding	84,059	(6,675)

(a)
During the period ended February 28, 2026, 258,834 Class M shares representing $3,229,550 were exchanged for 258,963 Investor Shares and during the period ended August 31, 2025, 275,893 Class M shares representing $3,366,314 were exchanged for 276,027 Investor Shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class M Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.20	12.34	11.98	11.99	13.25	13.12
Investment Operations:
Net investment income(a)	.15	.30	.29	.27	.25	.25
Net realized and unrealized gain (loss) on investments	.46	(.14 )	.36	.00 (b),(c)	(1.26)	.13
Total from Investment Operations	.61	.16	.65	.27	(1.01)	.38
Distributions:
Dividends from net investment income	(.15 )	(.30 )	(.29 )	(.28 )	(.24 )	(.25 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	-
Total Distributions	(.15 )	(.30 )	(.29 )	(.28 )	(.25 )	(.25 )
Net asset value, end of period	12.66	12.20	12.34	11.98	11.99	13.25
Total Return (%)	5.04 (d)	1.31	5.47	2.27	(7.69)	2.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65 (e)	.63	.60	.58	.54	.54
Ratio of net expenses to average net assets	.65 (e),(f)	.62 (f)	.60 (f)	.57 (f)	.54	.54
Ratio of net investment income to average net assets	2.49 (e),(f)	2.46 (f)	2.38 (f)	2.30 (f)	1.94	1.87
Portfolio Turnover Rate	21.95 (d)	48.39	68.51	102.77	49.94	32.82
Net Assets, end of period ($ x 1,000)	105,867	113,743	140,413	172,978	253,744	341,935

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.19	12.34	11.98	11.99	13.24	13.11
Investment Operations:
Net investment income(a)	.14	.27	.26	.25	.22	.21
Net realized and unrealized gain (loss) on investments	.47	(.15 )	.36	(.01 )	(1.25)	.13
Total from Investment Operations	.61	.12	.62	.24	(1.03)	.34
Distributions:
Dividends from net investment income	(.14 )	(.27 )	(.26 )	(.25 )	(.21 )	(.21 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	-
Total Distributions	(.14 )	(.27 )	(.26 )	(.25 )	(.22 )	(.21 )
Net asset value, end of period	12.66	12.19	12.34	11.98	11.99	13.24
Total Return (%)	4.92 (b)	.98	5.21	2.01	(7.85)	2.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90 (c)	.88	.85	.83	.79	.79
Ratio of net expenses to average net assets	.90 (c),(d)	.87 (d)	.85 (d)	.82 (d)	.79	.79
Ratio of net investment income to average net assets	2.24 (c),(d)	2.21 (d)	2.14 (d)	2.05 (d)	1.69	1.62
Portfolio Turnover Rate	21.95 (b)	48.39	68.51	102.77	49.94	32.82
Net Assets, end of period ($ x 1,000)	9,004	7,648	7,821	7,593	10,185	11,680

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, to serve as the fund’s sub-adviser.
The Bank of New York Mellon serves as administrator for the fund pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Trust’s Board of Trustees (the “Board”), such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	112,195,550	—	112,195,550
	—	112,195,550	—	112,195,550

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
State-Specific Risk: The fund is subject to the risk that economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $7,730,809 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $772,335 of short-term capital losses and $6,958,474 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: tax-exempt income $3,210,188 and ordinary income $13,569. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective October 1, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, the fund was charged $10,527 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays the fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended February 28, 2026, there were no transfer agent cash management fees and earnings credits for the fund.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $1,011 pursuant to the custody agreement. These fees were partially offset by earnings credits of $911.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2026, the fund was charged $51 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2026, the fund was charged $15,059 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $30,929, Administration fees of $13,255, Shareholder Services Plan fees of $1,820, Custodian fees of $900, Chief Compliance Officer fees of $5,361, Checkwriting fees of $8 and shareholder and regulatory reports service fees of $12,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2026, amounted to $25,578,568 and $37,519,461, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $274,265, consisting of $2,023,593 gross unrealized appreciation and $1,749,328 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $25,595.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on September 15-16, 2025 (the “September Meeting”), the Board discussed with representatives of the Adviser the realignment of certain internal investment personnel, whereby certain primary portfolio managers of the funds who are employees of the Adviser and BNY Wealth would become employees of Insight North America LLC (“INA”), an affiliate of the Adviser and BNY Wealth, and would no longer be employees of BNYIA or BNY Wealth (the “Realignment”), with the Realignment scheduled to occur on or about October 1, 2025 (the “Effective Date”). In connection with the Realignment, management of the Adviser and BNY Wealth recommended that the primary portfolio manager responsible for managing the investments of BNY Mellon Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund and the fixed-income investments portion of BNY Mellon Asset Allocation Fund continue to manage the respective fund’s portfolio albeit as an employee of INA. Consequently, the Adviser proposed to engage INA to serve as each fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed revising the Trust’s Investment Advisory Agreement to reflect the engagement of INA as sub-investment adviser to each fund (as revised, the “Revised Investment Advisory Agreement” and, together with the Sub-Advisory Agreement, the ”Agreements“), to be effective on the Effective Date.
At the September Meeting, the Adviser recommended the approval of the Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to each fund, and the Revised Investment Advisory Agreement. As to each fund, the recommendation for the approval of the Sub-Advisory Agreement and the Revised Investment Advisory Agreement was based on the following considerations, among others: (i) approval of the Agreements would permit the fund’s current portfolio manager to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Adviser also confirmed that the appointment of INA as the funds’ sub-investment adviser and the adoption of the Sub-Advisory Agreement would not require the approval of the funds’ shareholders under the 1940 Act or the Investment Advisers Act of 1940, as amended. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered during the meeting of the Board held on March 24-25, 2025 (the ”March Meeting“)in connection with the annual contract renewal process (the ”15(c) Process“), at which the Board re-approved the Trust’s Investment Advisory Agreement for the ensuing year, other than the information about the Realignment and INA.
At the September Meeting, the Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and INA. Since the Board had renewed the Trust’s Investment Advisory Agreement as part of the 15(c) Process, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations during the 15(c) Process portion of the March Meeting. In considering approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
At the September Meeting, the Board considered and approved the Sub-Advisory Agreement and the Revised Investment Advisory Agreement. In determining whether to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement, the Board considered the materials prepared by the Adviser received in advance of the September Meeting and other information presented at the September Meeting, which included: (i) a form of the Sub-Advisory Agreement and a form of the Revised Investment Advisory Agreement; (ii) information regarding the Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; (iv) information regarding the level of the sub-investment advisory fee to be charged by INA; (v) information regarding INA’s compliance program; and (vi) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an ”assignment“ of the Investment Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the September Meeting and in connection with the 15(c) Process at the March Meeting.
Nature, Extent and Quality of Services to be Provided. As to each fund, in examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the Sub-Advisory Agreement, the Board considered: (i) INA’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel
20

providing portfolio management services which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio manager, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the Sub-Advisory Agreement. The Board also considered, as it related to the Revised Investment Advisory Agreement, the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel, and the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the fund as a result of the proposed changes to the fund’s investment advisory arrangements.
Investment Performance. The Board had considered each fund’s investment performance and that of the investment team managing the fund’s portfolio as part of the 15(c) Process of the March Meeting (including comparative data provided by Broadridge Financial Solutions, Inc.). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the Sub-Advisory Agreement and the Revised Investment Advisory Agreement.
Costs of Services to be Provided and Profitability. As to each fund, the Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, during the 15(c) Process portion of the March Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to each fund by the Adviser under the Revised Investment Advisory Agreement and INA under the Sub-Advisory Agreement.
Economies of Scale to be Realized. As to each fund, the Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Trust’s Investment Advisory Agreement, which had been done during the 15(c) Process portion of the March Meeting. At that time, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Trust’s Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the funds, and such ancillary benefits, if any, were determined to be reasonable.
In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, as to each fund, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the Sub-Advisory Agreement and Revised Investment Advisory Agreement for the fund effective as of the Effective Date.
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© 2026 BNY Mellon Securities Corporation
Code-0912NCSRSA0226

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: April 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)